PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.5%
	Basic Materials: 0.9%
1,250,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,277,187	0.1
1,925,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,996,590	0.1
700,000 (1)	Aruba Investments, Inc., 8.750%, 02/15/2023	698,540	0.0
250,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	249,125	0.0
1,500,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,526,771	0.1
525,000	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	519,422	0.0
1,500,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,691,094	0.1
525,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	558,784	0.0
250,000 (1)	Constellium SE, 5.750%, 05/15/2024	257,604	0.0
550,000 (1)	Constellium SE, 6.625%, 03/01/2025	572,049	0.0
1,250,000 (1)	Evraz PLC, 5.250%, 04/02/2024	1,358,031	0.1
600,000 (1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	602,751	0.0
550,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	582,541	0.0
750,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	802,564	0.0
1,200,000	International Paper Co., 4.350%, 08/15/2048	1,275,939	0.1
1,800,000 (1)	MMK International Capital DAC, 4.375%, 06/13/2024	1,904,029	0.1
750,000 (1)	Novelis Corp., 5.875%, 09/30/2026	799,821	0.0
175,000 (1)	Novelis Corp., 6.250%, 08/15/2024	183,967	0.0
300,000 (1)	OCI NV, 5.250%, 11/01/2024	312,750	0.0
600,000 (1)	OCI NV, 6.625%, 04/15/2023	627,600	0.0
500,000	Olin Corp., 5.125%, 09/15/2027	522,411	0.0
700,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	756,243	0.0
2,500,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,515,625	0.1
350,000	Southern Copper Corp., 5.875%, 04/23/2045	438,780	0.0
420,000 (1)	SPCM SA, 4.875%, 09/15/2025	437,846	0.0
1,350,000	Suzano Austria GmbH, 5.000%, 01/15/2030	1,421,510	0.1
750,000	Teck Resources Ltd., 5.200%, 03/01/2042	770,443	0.0
550,000 (1)	Tronox, Inc., 6.500%, 04/15/2026	567,999	0.0
500,000 (1)	Univar Solutions USA, Inc., 5.125%, 12/01/2027	522,815	0.0
		25,750,831	0.9

	Communications: 1.9%
250,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	282,025	0.0
400,000 (1)	Altice Luxembourg SA, 7.625%, 02/15/2025	417,000	0.0
800,000 (1)	Altice Luxembourg SA, 10.500%, 05/15/2027	913,520	0.1
550,000 (1)	Altice Finco SA, 7.625%, 02/15/2025	570,853	0.0
725,000	AMC Networks, Inc., 4.750%, 08/01/2025	729,230	0.0
290,000	AT&T, Inc., 3.400%, 05/15/2025	303,982	0.0
1,068,000	AT&T, Inc., 4.500%, 03/09/2048	1,180,240	0.1
500,000	AT&T, Inc., 5.150%, 02/15/2050	602,355	0.0
650,000 (1)	Block Communications, Inc., 6.875%, 02/15/2025	675,993	0.0
800,000 (1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	868,146	0.1
475,000	Cablevision Systems Corp., 5.875%, 09/15/2022	512,658	0.0
278,000	ViacomCBS, Inc., 4.000%, 01/15/2026	298,134	0.0
925,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	977,586	0.1
400,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	420,468	0.0
1,500,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	1,585,305	0.1
325,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	336,646	0.0
295,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	301,455	0.0
100,000	CenturyLink, Inc., 5.625%, 04/01/2020	100,744	0.0
545,000	CenturyLink, Inc., 5.625%, 04/01/2025	580,226	0.0
410,000	CenturyLink, Inc., 5.800%, 03/15/2022	431,750	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
273,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	$286,922	0.0
700,000 (1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	776,709	0.0
80,000	Comcast Corp., 4.250%, 01/15/2033	92,592	0.0
1,750,000	Comcast Corp., 4.700%, 10/15/2048	2,157,075	0.1
60,000	Comcast Corp., 5.650%, 06/15/2035	78,882	0.0
1,000,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	1,003,630	0.1
450,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	424,136	0.0
675,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	719,719	0.0
1,325,000 (2)	CSC Holdings LLC, 5.250%, 06/01/2024	1,430,450	0.1
700,000 (1)	CSC Holdings LLC, 5.500%, 05/15/2026	742,744	0.0
400,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	427,500	0.0
400,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	452,929	0.0
575,000 (1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	617,046	0.0
500,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	506,713	0.0
900,000 (1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	876,915	0.1
1,282,000	Discovery Communications LLC, 2.950%, 03/20/2023	1,306,587	0.1
625,000	DISH DBS Corp., 5.000%, 03/15/2023	642,712	0.0
275,000	DISH DBS Corp., 5.875%, 07/15/2022	291,989	0.0
800,000	DISH DBS Corp., 5.875%, 11/15/2024	819,168	0.0
700,000	Embarq Corp., 7.995%, 06/01/2036	741,492	0.0
575,000 (1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	606,864	0.0
375,000 (1)	Frontier Communications Corp., 8.000%, 04/01/2027	392,569	0.0
525,000	Frontier Communications Corp., 11.000%, 09/15/2025	255,938	0.0
200,000 (1)	GCI LLC, 6.625%, 06/15/2024	217,083	0.0
675,000 (1)	Gray Television, Inc., 5.125%, 10/15/2024	701,720	0.0
500,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	556,550	0.0
650,000	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	723,351	0.0
225,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	235,834	0.0
750,000	iHeartCommunications, Inc., 8.375%, 05/01/2027	830,138	0.1
225,000 (1),(2)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	157,995	0.0
450,000 (1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	410,812	0.0
600,000 (2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	356,244	0.0
600,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	637,110	0.0
225,000	Level 3 Financing, Inc., 5.125%, 05/01/2023	226,875	0.0
675,000	Level 3 Financing, Inc., 5.250%, 03/15/2026	703,249	0.0
750,000 (1)	MDC Partners, Inc., 6.500%, 05/01/2024	680,625	0.0
475,000 (1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	503,665	0.0
175,000 (1)	Netflix, Inc., 4.875%, 06/15/2030	178,058	0.0
825,000	Netflix, Inc., 5.875%, 11/15/2028	916,088	0.1
750,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	783,439	0.0
650,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	686,173	0.0
450,000 (1)	Altice France SA/France, 7.375%, 05/01/2026	483,971	0.0
1,966,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.650%, 11/01/2024	2,077,478	0.1
700,000 (1)	Plantronics, Inc., 5.500%, 05/31/2023	685,993	0.0
550,000 (1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	566,691	0.0
150,000 (1)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	154,625	0.0
325,000 (1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	341,928	0.0
950,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,004,008	0.1
725,000	Sprint Communications, Inc., 6.000%, 11/15/2022	761,634	0.0
1,600,000	Sprint Corp., 7.125%, 06/15/2024	1,729,336	0.1
725,000	Sprint Corp., 7.625%, 03/01/2026	800,871	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
575,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	$585,781	0.0
1,025,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,139,646	0.1
575,000 (1)	Telesat Canada / Telesat LLC, 6.500%, 10/15/2027	600,501	0.0
700,000 (1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	742,000	0.0
259,000	Time Warner Cable LLC, 5.000%, 02/01/2020	259,490	0.0
1,250,000	T-Mobile USA, Inc., 5.375%, 04/15/2027	1,334,153	0.1
220,000 (1)	Townsquare Media, Inc., 6.500%, 04/01/2023	223,941	0.0
1,800,000	Verizon Communications, Inc., 4.522%, 09/15/2048	2,156,266	0.1
550,000 (3)	ViacomCBS, Inc., 6.250%, 02/28/2057	610,926	0.0
625,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	645,053	0.0
150,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	160,778	0.0
800,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	848,480	0.1
475,000	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	486,678	0.0
200,000 (1)	Ziggo BV, 4.875%, 01/15/2030	206,927	0.0
		55,851,761	1.9

	Consumer, Cyclical: 1.4%
1,300,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	1,344,961	0.1
700,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	626,517	0.0
575,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	630,960	0.0
975,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	880,983	0.1
325,000 (1)	American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/2028	330,476	0.0
775,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	801,803	0.0
450,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	461,437	0.0
875,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	906,719	0.1
475,000 (1)	CCM Merger, Inc., 6.000%, 03/15/2022	485,688	0.0
400,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	412,166	0.0
800,000 (1)	Cedar Fair L.P., 5.250%, 07/15/2029	863,480	0.1
850,000	Century Communities, Inc., 5.875%, 07/15/2025	887,540	0.1
200,000 (1),(4)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	208,583	0.0
600,000 (1)	Core & Main L.P., 6.125%, 08/15/2025	623,994	0.0
925,000	Dana, Inc., 5.500%, 12/15/2024	953,522	0.1
550,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	593,930	0.0
975,000 (1)	Golden Nugget, Inc., 6.750%, 10/15/2024	1,011,553	0.1
950,000	H&E Equipment Services, Inc., 5.625%, 09/01/2025	997,894	0.1
525,000 (1)	IAA, Inc., 5.500%, 06/15/2027	558,784	0.0
500,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	535,799	0.0
400,000 (1)	International Game Technology PLC, 6.250%, 02/15/2022	422,712	0.0
600,000 (1)	International Game Technology PLC, 6.500%, 02/15/2025	674,994	0.0
1,050,000	L Brands, Inc., 6.750%, 07/01/2036	924,105	0.1
825,000	Lennar Corp., 5.250%, 06/01/2026	905,724	0.1
450,000	Lennar Corp., 5.375%, 10/01/2022	481,640	0.0
675,000 (1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	687,093	0.0
625,000 (1)	Live Nation Entertainment, Inc., 4.750%, 10/15/2027	648,031	0.0
725,000	M/I Homes, Inc., 5.625%, 08/01/2025	761,551	0.0
160,000	M/I Homes, Inc., 6.750%, 01/15/2021	160,664	0.0
925,000 (1)	Mattel, Inc., 5.875%, 12/15/2027	976,430	0.1
700,000 (2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	670,468	0.0
525,000	Meritage Homes Corp., 5.125%, 06/06/2027	560,620	0.0
425,000	Meritage Homes Corp., 6.000%, 06/01/2025	476,176	0.0
175,000	MGM Resorts International, 5.500%, 04/15/2027	194,574	0.0
450,000	MGM Resorts International, 5.750%, 06/15/2025	505,121	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
650,000	MGM Resorts International, 6.000%, 03/15/2023	$714,730	0.0
650,000 (1)	Michaels Stores, Inc., 8.000%, 07/15/2027	621,953	0.0
450,000 (1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	477,563	0.0
75,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	79,344	0.0
735,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	790,380	0.0
675,000 (1)	Navistar International Corp., 6.625%, 11/01/2025	689,064	0.0
650,000 (1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	688,774	0.0
575,000 (1)	Performance Food Group, Inc., 5.500%, 10/15/2027	615,983	0.0
425,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	434,031	0.0
700,000 (1)	PetSmart, Inc., 7.125%, 03/15/2023	687,750	0.0
775,000 (1)	Resideo Funding, Inc., 6.125%, 11/01/2026	782,769	0.0
550,000 (1)	Scientific Games International, Inc., 5.000%, 10/15/2025	577,500	0.0
85,000	Scientific Games International, Inc., 6.625%, 05/15/2021	86,415	0.0
325,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	348,351	0.0
825,000 (1)	Scientific Games International, Inc., 8.250%, 03/15/2026	911,109	0.1
375,000 (1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	397,656	0.0
600,000 (1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	640,860	0.0
725,000	Sonic Automotive, Inc., 6.125%, 03/15/2027	757,877	0.0
425,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	431,906	0.0
325,000 (1)	Staples, Inc., 7.500%, 04/15/2026	337,797	0.0
550,000 (1)	Staples, Inc., 10.750%, 04/15/2027	559,268	0.0
825,000 (1)	Station Casinos LLC, 5.000%, 10/01/2025	841,500	0.1
400,000 (1)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	437,139	0.0
725,000	Tempur Sealy International, Inc., 5.500%, 06/15/2026	765,310	0.0
550,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	584,603	0.0
875,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	936,775	0.1
500,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	538,661	0.0
250,000 (1)	WMG Acquisition Corp., 5.000%, 08/01/2023	256,354	0.0
725,000 (1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	737,688	0.0
		39,895,802	1.4

	Consumer, Non-cyclical: 1.9%
1,092,000	AbbVie, Inc., 3.750%, 11/14/2023	1,149,309	0.1
1,000,000	AbbVie, Inc., 4.875%, 11/14/2048	1,146,990	0.1
100,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	101,833	0.0
675,000	Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	701,436	0.0
277,000	Allergan Funding SCS, 3.000%, 03/12/2020	277,212	0.0
875,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	907,564	0.0
525,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	558,784	0.0
725,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	760,634	0.0
2,000,000	Altria Group, Inc., 4.500%, 05/02/2043	2,043,192	0.1
140,000	Amgen, Inc., 3.200%, 11/02/2027	147,392	0.0
525,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	527,807	0.0
1,200,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	1,367,527	0.1
750,000	Anthem, Inc., 3.700%, 09/15/2049	749,675	0.0
1,250,000	BAT Capital Corp., 4.540%, 08/15/2047	1,255,725	0.1
1,075,000 (1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,226,199	0.1
1,025,000 (1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	1,073,262	0.1
425,000 (1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	440,009	0.0
675,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	743,749	0.0
1,250,000	Becton Dickinson and Co., 4.669%, 06/06/2047	1,487,866	0.1
280,000 (1)	Bristol-Myers Squibb Co., 3.250%, 08/15/2022	289,294	0.0
1,200,000 (1)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	1,469,533	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
550,000 (1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	$572,228	0.0
315,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	330,545	0.0
330,000 (1)	Centene Corp., 4.250%, 12/15/2027	340,098	0.0
440,000 (1)	Centene Corp., 4.625%, 12/15/2029	464,508	0.0
1,325,000	Centene Corp., 4.750%, 01/15/2025	1,379,080	0.1
295,000 (1)	Centene Corp., 4.750%, 01/15/2025	307,040	0.0
500,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	503,745	0.0
725,000	CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	737,687	0.0
1,220,000	Cigna Corp., 3.750%, 07/15/2023	1,279,688	0.1
1,250,000	Cigna Corp., 4.900%, 12/15/2048	1,494,639	0.1
700,000 (1)	Cott Holdings, Inc., 5.500%, 04/01/2025	732,959	0.0
239,000	CVS Health Corp., 3.875%, 07/20/2025	254,507	0.0
1,250,000	CVS Health Corp., 5.050%, 03/25/2048	1,479,205	0.1
450,000	DaVita, Inc., 5.125%, 07/15/2024	462,188	0.0
1,325,000 (1)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,342,962	0.1
1,050,000	DP World Crescent Ltd., 3.875%, 07/18/2029	1,078,938	0.1
500,000 (1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	509,116	0.0
550,000 (1),(4)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 05/15/2022	559,438	0.0
200,000 (1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	135,438	0.0
700,000 (1)	Garda World Security Corp., 8.750%, 05/15/2025	729,743	0.0
700,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	749,243	0.0
2,775,000	HCA, Inc., 5.375%, 02/01/2025	3,074,464	0.1
150,000	HCA, Inc., 5.625%, 09/01/2028	171,217	0.0
350,000	HCA, Inc., 7.500%, 02/15/2022	387,373	0.0
300,000 (1)	Hertz Corp./The, 6.000%, 01/15/2028	300,555	0.0
400,000 (1)	Hertz Corp./The, 7.125%, 08/01/2026	433,950	0.0
675,000 (1)	Hertz Corp., 5.500%, 10/15/2024	693,282	0.0
325,000 (1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	335,269	0.0
550,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	566,638	0.0
450,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	498,087	0.0
700,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	753,165	0.0
500,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	524,688	0.0
35,000	Kraft Heinz Foods Co., 2.800%, 07/02/2020	35,059	0.0
700,000	Molina Healthcare, Inc., 5.375%, 11/15/2022	745,332	0.0
925,000 (1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	897,241	0.0
525,000	New Albertsons L.P., 7.450%, 08/01/2029	536,995	0.0
600,000 (1),(2)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	598,515	0.0
350,000 (1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	362,500	0.0
450,000 (1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	487,395	0.0
320,000 (1),(2),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	298,798	0.0
1,200,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,295,220	0.1
140,000 (1)	Post Holdings, Inc., 8.000%, 07/15/2025	150,348	0.0
263,000	Reynolds American, Inc., 4.450%, 06/12/2025	283,151	0.0
800,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	867,484	0.0
575,000 (1)	Simmons Foods, Inc., 5.750%, 11/01/2024	579,074	0.0
725,000	Spectrum Brands, Inc., 5.750%, 07/15/2025	758,539	0.0
325,000	Tenet Healthcare Corp., 5.125%, 05/01/2025	335,563	0.0
1,225,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	1,348,474	0.1
125,000	Tenet Healthcare Corp., 8.125%, 04/01/2022	138,504	0.0
400,000 (2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	405,634	0.0
1,174,000	Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	1,207,048	0.1
825,000	United Rentals North America, Inc., 4.625%, 10/15/2025	849,903	0.0
625,000	United Rentals North America, Inc., 5.250%, 01/15/2030	673,844	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
675,000	United Rentals North America, Inc., 6.500%, 12/15/2026	$743,116	0.0
450,000 (1)	Vizient, Inc., 6.250%, 05/15/2027	482,781	0.0
600,000 (1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	599,994	0.0
		56,287,187	1.9

	Energy: 1.6%
280,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	289,100	0.0
225,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	238,460	0.0
600,000 (1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	247,515	0.0
900,000 (1),(2)	California Resources Corp., 8.000%, 12/15/2022	389,250	0.0
775,000 (2)	Carrizo Oil & Gas, Inc., 6.250%, 04/15/2023	788,439	0.0
2,000,000	Cenovus Energy, Inc., 5.250%, 06/15/2037	2,215,545	0.1
280,000 (1)	Chesapeake Energy Corp., 11.500%, 01/01/2025	264,600	0.0
2,550,000	CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	2,555,271	0.1
250,000	Continental Resources, Inc./OK, 4.500%, 04/15/2023	261,242	0.0
700,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	717,493	0.0
375,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	383,282	0.0
825,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	823,280	0.0
455,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	249,538	0.0
500,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	512,071	0.0
1,200,000	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,345,658	0.1
340,000 (1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	381,270	0.0
300,000 (1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	310,447	0.0
200,000 (1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	210,620	0.0
1,075,000	Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,153,459	0.1
1,750,000	Energy Transfer Operating L.P., 6.000%, 06/15/2048	2,039,351	0.1
725,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	778,019	0.0
2,525,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	2,819,178	0.1
775,000	Gulfport Energy Corp., 6.000%, 10/15/2024	552,188	0.0
500,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	506,875	0.0
765,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	795,600	0.0
475,000 (1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	447,699	0.0
2,625,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	2,889,492	0.1
2,550,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	2,962,720	0.1
1,250,000	Kinder Morgan, Inc./DE, 5.200%, 03/01/2048	1,449,458	0.1
675,000 (1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	693,797	0.0
575,000	Montage Resources Corp., 8.875%, 07/15/2023	531,869	0.0
650,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	495,851	0.0
1,047,000	MPLX L.P., 3.375%, 03/15/2023	1,075,243	0.1
300,000	Murphy Oil Corp., 5.875%, 12/01/2027	315,375	0.0
440,000	Murphy Oil Corp., 5.750%, 08/15/2025	461,135	0.0
185,000	Murphy Oil Corp., 6.875%, 08/15/2024	195,561	0.0
270,000 (1)	Noble Holding International Ltd., 7.875%, 02/01/2026	196,519	0.0
1,025,000	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	1,058,302	0.1
2,350,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	2,654,913	0.1
775,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	946,934	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,400,000	Petroleos del Peru SA, 4.750%, 06/19/2032	$1,536,987	0.1
575,000	Petroleos Mexicanos, 6.500%, 01/23/2029	606,537	0.0
230,000	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	235,850	0.0
10,000	Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	10,404	0.0
10,000	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	10,647	0.0
850,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	834,974	0.0
250,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	274,213	0.0
525,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	583,721	0.0
200,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	205,750	0.0
3,951,000 (3)	Transcanada Trust, 5.500%, 09/15/2079	4,156,452	0.2
875,000	Transocean, Inc., 6.800%, 03/15/2038	623,525	0.0
175,000	Valaris plc, 5.750%, 10/01/2044	79,351	0.0
775,000 (1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	733,665	0.0
325,000 (1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	338,601	0.0
625,000	WPX Energy, Inc., 5.250%, 10/15/2027	660,531	0.0
		48,093,827	1.6

	Financial: 1.1%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/2020	153,013	0.0
200,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	215,315	0.0
550,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	588,826	0.0
700,000	Ally Financial, Inc., 5.750%, 11/20/2025	784,875	0.0
1,730,000	American International Group, Inc., 3.900%, 04/01/2026	1,853,958	0.1
1,000,000	American International Group, Inc., 4.750%, 04/01/2048	1,203,866	0.1
1,550,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,553,693	0.1
1,200,000 (1)	Banco Votorantim SA, 4.500%, 09/24/2024	1,236,012	0.1
327,000	Bank of America Corp., 2.625%, 10/19/2020	328,899	0.0
425,000	BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	463,480	0.0
409,000 (1)	BPCE SA, 4.500%, 03/15/2025	440,735	0.0
281,000	Chubb INA Holdings, Inc., 3.350%, 05/03/2026	298,780	0.0
425,000	CIT Group, Inc., 5.000%, 08/15/2022	451,560	0.0
150,000	CIT Group, Inc., 5.250%, 03/07/2025	165,313	0.0
350,000	CIT Group, Inc., 6.125%, 03/09/2028	413,997	0.0
200,000	Citigroup, Inc., 2.900%, 12/08/2021	203,301	0.0
1,000,000	Citigroup, Inc., 4.750%, 05/18/2046	1,200,090	0.1
1,000,000	Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	1,095,425	0.1
900,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	932,251	0.0
403,000	GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	419,792	0.0
279,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	302,950	0.0
281,000	Healthpeak Properties, Inc., 4.000%, 06/01/2025	302,063	0.0
1,125,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	1,200,233	0.1
277,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	306,575	0.0
1,050,000 (1),(3)	Kookmin Bank, 4.350%, 12/31/2199	1,070,606	0.1
400,000	Lloyds Banking Group PLC, 4.582%, 12/10/2025	433,104	0.0
575,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	587,937	0.0
825,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	900,970	0.0
268,000	Morgan Stanley, 4.000%, 07/23/2025	289,998	0.0
925,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	982,836	0.0
350,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	359,625	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
800,000	Navient Corp., 7.250%, 09/25/2023	$906,016	0.0
1,100,000 (1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,100,000	0.0
950,000 (1)	QNB Finansbank AS, 6.875%, 09/07/2024	1,014,006	0.1
675,000 (1)	Quicken Loans, Inc., 5.250%, 01/15/2028	700,193	0.0
525,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	531,431	0.0
970,000	Simon Property Group L.P., 3.375%, 12/01/2027	1,030,844	0.1
440,000	Springleaf Finance Corp., 5.375%, 11/15/2029	460,086	0.0
225,000	Springleaf Finance Corp., 6.125%, 05/15/2022	242,156	0.0
525,000	Springleaf Finance Corp., 6.125%, 03/15/2024	576,182	0.0
750,000	Springleaf Finance Corp., 7.125%, 03/15/2026	868,556	0.0
550,000 (1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	585,425	0.0
200,000 (1)	UBS Group AG, 2.950%, 09/24/2020	201,420	0.0
500,000	Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	538,963	0.0
269,000	Wells Fargo & Co., 4.300%, 07/22/2027	294,725	0.0
1,750,000	Wells Fargo & Co., 4.750%, 12/07/2046	2,098,323	0.1
		31,888,404	1.1

	Industrial: 1.1%
520,000 (1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	542,316	0.0
800,000	AECOM, 5.875%, 10/15/2024	887,020	0.1
475,000 (1)	Amsted Industries, Inc., 5.625%, 07/01/2027	504,853	0.0
1,000,000 (1),(4)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,035,800	0.1
400,000 (1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.250%, 08/15/2027	421,748	0.0
410,000 (1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	423,495	0.0
475,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	510,637	0.0
700,000 (1)	BMC East LLC, 5.500%, 10/01/2024	730,040	0.0
2,796,000 (3)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,135,770	0.1
425,000 (1)	Bombardier, Inc., 6.000%, 10/15/2022	425,935	0.0
650,000 (1)	Bombardier, Inc., 8.750%, 12/01/2021	713,619	0.0
650,000 (1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	714,413	0.0
5,000,000 (5)	Carillion PLC, 0.000%, 01/06/2020	0	–
625,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	643,750	0.0
500,000	Cemex SAB de CV, 6.125%, 05/05/2025	519,798	0.0
350,000 (1)	Clean Harbors, Inc., 4.875%, 07/15/2027	369,022	0.0
325,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	349,520	0.0
600,000 (1)	F-Brasile SpA / F-Brasile US LLC, 7.375%, 08/15/2026	636,000	0.0
603,000	FedEx Corp., 4.000%, 01/15/2024	645,188	0.0
1,000,000	FedEx Corp., 4.950%, 10/17/2048	1,091,658	0.1
725,000 (1)	FXI Holdings, Inc., 7.875%, 11/01/2024	697,805	0.0
575,000 (1)	GFL Environmental, Inc., 8.500%, 05/01/2027	633,564	0.0
155,000 (1)	GFL Environmental, Inc., 7.000%, 06/01/2026	164,183	0.0
425,000 (1)	Granite Holdings US Acquisition Co., 11.000%, 10/01/2027	431,523	0.0
850,000 (1)	Itron, Inc., 5.000%, 01/15/2026	883,233	0.1
800,000 (1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	832,332	0.1
1,550,000 (1)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,653,633	0.1
650,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	682,494	0.0
200,000	Lockheed Martin Corp., 3.550%, 01/15/2026	214,529	0.0
300,000 (1)	Masonite International Corp., 5.375%, 02/01/2028	317,430	0.0
450,000 (1)	Masonite International Corp., 5.750%, 09/15/2026	479,406	0.0
850,000 (1)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	841,491	0.1
600,000 (1)	Norbord, Inc., 5.750%, 07/15/2027	624,209	0.0
650,000 (1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	695,230	0.0
150,000 (1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	164,250	0.0
625,000 (1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	671,311	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
725,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	$743,730	0.0
200,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	207,125	0.0
475,000 (1)	Sealed Air Corp., 5.500%, 09/15/2025	523,885	0.0
725,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	790,250	0.1
425,000 (1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	444,050	0.0
750,000 (1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	790,305	0.1
600,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	657,209	0.0
325,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	334,885	0.0
425,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	458,085	0.0
650,000 (1)	TransDigm, Inc., 5.500%, 11/15/2027	658,502	0.0
550,000	TransDigm, Inc., 6.375%, 06/15/2026	584,353	0.0
675,000	TransDigm, Inc., 6.500%, 05/15/2025	703,407	0.0
976,000	United Technologies Corp., 3.650%, 08/16/2023	1,028,764	0.1
181,000 (1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	190,389	0.0
		32,402,144	1.1

	Technology: 0.4%
1,269,000	Analog Devices, Inc., 3.125%, 12/05/2023	1,311,590	0.1
775,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	816,009	0.0
675,000	CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	706,782	0.0
400,000	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	444,834	0.0
850,000 (1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	875,491	0.1
345,000 (1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	364,406	0.0
1,000,000 (1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	1,376,490	0.1
725,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	743,426	0.0
36,000 (1)	MSCI, Inc., 5.250%, 11/15/2024	37,061	0.0
450,000 (1)	MSCI, Inc., 5.750%, 08/15/2025	473,058	0.0
500,000 (1)	MTS Systems Corp., 5.750%, 08/15/2027	523,924	0.0
125,000 (1)	Open Text Corp., 5.625%, 01/15/2023	127,448	0.0
675,000 (1)	Open Text Corp., 5.875%, 06/01/2026	723,499	0.0
350,000	Oracle Corp., 3.250%, 11/15/2027	370,947	0.0
550,000 (1)	RP Crown Parent LLC, 7.375%, 10/15/2024	572,916	0.0
950,000 (1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	983,240	0.1
850,000 (1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	788,728	0.0
		11,239,849	0.4

	Utilities: 1.2%
800,000 (2)	Calpine Corp., 5.750%, 01/15/2025	823,000	0.0
280,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	284,200	0.0
5,670,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,791,451	0.2
2,260,000	Dominion Energy, Inc., 2.750%, 01/15/2022	2,292,505	0.1
600,000	Dominion Energy, Inc., 2.750%, 09/15/2022	609,139	0.0
800,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	851,668	0.0
1,415,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	1,409,279	0.1
3,935,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	4,132,439	0.2
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	545,787	0.0
2,500,000	Kallpa Generacion SA, 4.125%, 08/16/2027	2,554,019	0.1
650,000 (1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	659,207	0.0
2,500,000	Mississippi Power Co., 4.250%, 03/15/2042	2,685,891	0.1
2,875,000 (3)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	3,184,580	0.1
900,000	NRG Energy, Inc., 5.750%, 01/15/2028	978,165	0.0
175,000	NRG Energy, Inc., 6.625%, 01/15/2027	190,199	0.0
2,325,000 (1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,430,433	0.1
1,000,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,056,598	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,950,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	$3,398,031	0.1
425,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	451,487	0.0
650,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	686,140	0.0
		35,014,218	1.2

	Total Corporate Bonds/Notes (Cost $320,879,531)	336,424,023	11.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 26.2%
197,354	Adjustable Rate Mortgage Trust 2005-7 7A21, 2.292%, (US0001M + 0.500%), 10/25/2035	200,424	0.0
389,302 (3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.595%, 05/25/2036	385,434	0.0
1,254,561 (1),(3)	Agate Bay Mortgage Trust 2014-1 B4, 3.866%, 07/25/2044	1,288,288	0.1
4,735,435 (1),(3)	Agate Bay Mortgage Trust 2014-2 B2, 3.881%, 09/25/2044	4,842,910	0.2
1,920,348 (1),(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.881%, 09/25/2044	1,955,538	0.1
2,727,649 (1),(3)	Agate Bay Mortgage Trust 2015-2 B3, 3.727%, 03/25/2045	2,787,983	0.1
1,229,261 (1),(3)	Agate Bay Mortgage Trust 2015-4 B3, 3.577%, 06/25/2045	1,257,177	0.1
2,617,198 (1),(3)	Agate Bay Mortgage Trust 2016-1 B3, 3.776%, 12/25/2045	2,633,969	0.1
1,000,000 (1),(3)	Agate Bay Mortgage Trust 2016-1 B4, 3.776%, 12/25/2045	940,014	0.0
1,137,085 (1),(3)	Agate Bay Mortgage Trust 2016-2 B4, 3.797%, 03/25/2046	1,056,316	0.0
724,807	Alternative Loan Trust 2004-J7 MI, 2.812%, (US0001M + 1.020%), 10/25/2034	712,241	0.0
139,512	Alternative Loan Trust 2005-10CB 1A1, 2.292%, (US0001M + 0.500%), 05/25/2035	119,958	0.0
556,564	Alternative Loan Trust 2005-10CB 1A2, 2.242%, (US0001M + 0.450%), 05/25/2035	477,494	0.0
591,576	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	591,156	0.0
203,648	Alternative Loan Trust 2005-51 3A2A, 3.530%, (12MTA + 1.290%), 11/20/2035	199,255	0.0
63,778	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	63,410	0.0
301,053	Alternative Loan Trust 2005-J2 1A12, 2.192%, (US0001M + 0.400%), 04/25/2035	257,437	0.0
40,572	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	30,980	0.0
733,846	Alternative Loan Trust 2006-18CB A10, 2.192%, (US0001M + 0.400%), 07/25/2036	447,539	0.0
173,760	Alternative Loan Trust 2006-19CB A12, 2.192%, (US0001M + 0.400%), 08/25/2036	112,598	0.0
735,835	Alternative Loan Trust 2006-19CB A28, 2.392%, (US0001M + 0.600%), 08/25/2036	487,692	0.0
1,222,386	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	1,073,679	0.0
469,201	Alternative Loan Trust 2006-HY11 A1, 1.912%, (US0001M + 0.120%), 06/25/2036	449,911	0.0
1,289,039	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	1,141,208	0.0
188,504	Alternative Loan Trust 2007-2CB 2A1, 2.392%, (US0001M + 0.600%), 03/25/2037	117,820	0.0
334,036	Alternative Loan Trust 2007-HY8C A1, 1.952%, (US0001M + 0.160%), 09/25/2047	331,425	0.0
944,671	Alternative Loan Trust 2007-OA4 A1, 1.962%, (US0001M + 0.170%), 05/25/2047	899,391	0.0
1,785,141 (1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,797,801	0.1
547,375	Banc of America Funding 2007-2 1A16 Trust, 2.392%, (US0001M + 0.600%), 03/25/2037	431,755	0.0
2,687,217	Banc of America Funding 2007-C 7A1 Trust, 1.975%, (US0001M + 0.210%), 05/20/2047	2,631,693	0.1
454,203 (3)	Bear Stearns ALT-A Trust 2005-3 4A3, 4.008%, 04/25/2035	462,799	0.0
660,479 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.480%, 11/25/2036	613,500	0.0
758,234 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.816%, 11/25/2036	631,081	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
178,168 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.001%, 01/26/2036	$158,932	0.0
1,711,594 (1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A3, 4.000%, 04/25/2049	1,744,120	0.1
2,500,000 (1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	2,574,393	0.1
996,829 (1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.977%, 03/25/2050	1,022,970	0.0
1,295,877 (1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.977%, 03/25/2050	1,309,039	0.1
605,101 (3)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.305%, 09/25/2036	579,787	0.0
803,684 (1),(3)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	817,685	0.0
86,772 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.841%, 11/25/2034	87,471	0.0
596,896	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 3.939%, (US0012M + 1.750%), 02/20/2036	575,763	0.0
2,098,475 (1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	2,135,060	0.1
1,578,154 (1),(3)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,617,290	0.1
959,374 (1),(3)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	961,287	0.0
1,439,062 (1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,464,006	0.1
3,018,817 (1),(3)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	3,063,879	0.1
3,240,633 (1),(3)	CIM Trust 2019-J2 B2, 3.853%, 10/25/2049	3,307,463	0.1
2,034,863 (1),(3)	CIM Trust 2019-J2 B3, 3.853%, 10/25/2049	2,022,265	0.1
725,480	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	738,135	0.0
120,354 (3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.514%, 03/25/2036	111,908	0.0
82,620 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.329%, 11/25/2036	73,866	0.0
354,001 (1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	375,264	0.0
278,658 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 4.609%, 08/25/2035	286,576	0.0
684,574	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	707,159	0.0
3,800,000 (1),(3)	COLT 2018-1 B1 Mortgage Loan Trust, 4.362%, 02/25/2048	3,816,721	0.1
1,000,000 (1),(3)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,011,193	0.0
4,736,352 (1),(3)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	4,730,439	0.2
6,000,000 (1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 3.892%, (US0001M + 2.100%), 10/25/2039	6,063,651	0.2
26,535	Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.292%, (US0001M + 0.500%), 11/25/2035	14,933	0.0
984,934	Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.512%, (US0001M + 0.720%), 11/25/2035	980,816	0.0
4,273,131 (1),(6)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 0), 07/25/2049	4,265,588	0.2
800,000 (1),(3)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	817,487	0.0
502,672	CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	426,262	0.0
1,754,657 (1),(3)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,804,812	0.1
1,500,000 (1),(3)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,522,797	0.1
1,400,000 (1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,413,515	0.1
2,126,000 (1),(3)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	2,151,474	0.1
2,000,000 (1),(3)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,023,428	0.1
2,000,000 (1),(3)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	2,002,697	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
675,777	Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 2.092%, (US0001M + 0.300%), 04/25/2037	$433,185	0.0
153,333 (1),(3)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.804%, 06/27/2037	157,801	0.0
2,444,723 (1),(3)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	2,448,947	0.1
790,804 (7)	Fannie Mae 2007-18 BS, 4.808%, (-1.000*US0001M + 6.600%), 06/25/2035	141,786	0.0
2,193,617 (7)	Fannie Mae 2008-94 SI, 3.708%, (-1.000*US0001M + 5.500%), 04/25/2036	459,414	0.0
858,598 (7)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	29,271	0.0
314,618	Fannie Mae 2010-15 FD, 2.532%, (US0001M + 0.740%), 03/25/2040	318,678	0.0
846,790	Fannie Mae 2011-47 GF, 2.362%, (US0001M + 0.570%), 06/25/2041	851,479	0.0
268,194	Fannie Mae 2012-10 UF, 2.342%, (US0001M + 0.550%), 02/25/2042	270,136	0.0
312,988 (7)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	68,287	0.0
1,194,110 (7)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	82,041	0.0
7,041,141 (7)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	494,309	0.0
1,802,004 (7)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	102,112	0.0
38,587,492 (7)	Fannie Mae 2018-86 US, 4.408%, (-1.000*US0001M + 6.200%), 12/25/2048	6,545,511	0.2
3,050,000	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.042%, (US0001M + 4.250%), 04/25/2029	3,278,733	0.1
127,194	Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 6.692%, (US0001M + 4.900%), 11/25/2024	139,800	0.0
2,169,443	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.792%, (US0001M + 4.000%), 05/25/2025	2,303,541	0.1
1,708,629	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.792%, (US0001M + 5.000%), 07/25/2025	1,816,556	0.1
2,286,863	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.342%, (US0001M + 5.550%), 04/25/2028	2,442,867	0.1
5,093,630	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 6.092%, (US0001M + 4.300%), 02/25/2025	5,427,109	0.2
1,737,447	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 8.742%, (US0001M + 6.950%), 08/25/2028	1,900,811	0.1
5,200,000	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.042%, (US0001M + 4.250%), 01/25/2029	5,533,344	0.2
6,625,061	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.242%, (US0001M + 4.450%), 01/25/2029	7,004,608	0.2
8,890,595	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.142%, (US0001M + 4.350%), 05/25/2029	9,382,688	0.3
2,500,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.342%, (US0001M + 3.550%), 07/25/2029	2,647,800	0.1
4,900,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.442%, (US0001M + 3.650%), 09/25/2029	5,165,940	0.2
8,500,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.792%, (US0001M + 3.000%), 10/25/2029	8,887,486	0.3
1,400,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.642%, (US0001M + 2.850%), 11/25/2029	1,449,083	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,575,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.992%, (US0001M + 2.200%), 01/25/2030	$6,693,422	0.2
5,150,000	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 4.442%, (US0001M + 2.650%), 02/25/2030	5,289,449	0.2
950,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.192%, (US0001M + 2.400%), 05/28/2030	968,472	0.0
6,381,705	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.292%, (US0001M + 2.500%), 05/25/2030	6,484,662	0.2
3,742,755	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.592%, (US0001M + 2.800%), 02/25/2030	3,847,074	0.1
4,339,875	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.992%, (US0001M + 2.200%), 08/25/2030	4,381,211	0.2
3,200,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.942%, (US0001M + 2.150%), 10/25/2030	3,227,583	0.1
3,300,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.342%, (US0001M + 2.550%), 12/25/2030	3,361,562	0.1
9,000,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.142%, (US0001M + 2.350%), 01/25/2031	9,136,874	0.3
1,000,000	Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 5.542%, (US0001M + 3.750%), 03/25/2031	1,059,763	0.0
7,212,719	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.792%, (US0001M + 2.000%), 03/25/2031	7,248,736	0.3
1,100,000	Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 5.892%, (US0001M + 4.100%), 03/25/2031	1,190,622	0.0
4,400,000	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.892%, (US0001M + 2.100%), 03/25/2031	4,428,621	0.2
8,540,000	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.042%, (US0001M + 2.250%), 07/25/2030	8,660,794	0.3
8,000,000 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.092%, (US0001M + 2.300%), 08/25/2031	8,080,861	0.3
2,825,013 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.192%, (US0001M + 2.400%), 04/25/2031	2,860,115	0.1
6,000,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.242%, (US0001M + 2.450%), 07/25/2031	6,079,210	0.2
5,628,647	Fannie Mae Connecticut Avenue Securities, 7.492%, (US0001M + 5.700%), 04/25/2028	6,256,568	0.2
4,739,206	Fannie Mae Connecticut Avenue Securities, 7.692%, (US0001M + 5.900%), 10/25/2028	5,125,126	0.2
5,722,235	Fannie Mae Connecticut Avenue Securities, 7.792%, (US0001M + 6.000%), 09/25/2028	6,301,760	0.2
183,203 (7)	Fannie Mae REMIC Trust 2000-26 SP, 6.708%, (-1.000*US0001M + 8.500%), 08/25/2030	39,204	0.0
231,886 (7)	Fannie Mae REMIC Trust 2002-13 SR, 4.808%, (-1.000*US0001M + 6.600%), 03/25/2032	34,707	0.0
126,366 (7)	Fannie Mae REMIC Trust 2004-64 SW, 5.258%, (-1.000*US0001M + 7.050%), 08/25/2034	23,305	0.0
88,922 (7)	Fannie Mae REMIC Trust 2004-66 SE, 4.708%, (-1.000*US0001M + 6.500%), 09/25/2034	14,580	0.0
453,840 (7)	Fannie Mae REMIC Trust 2009-25 SN, 4.758%, (-1.000*US0001M + 6.550%), 04/25/2039	94,155	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
198,096 (7)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	$12,981	0.0
21,122,339 (7)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	42,407	0.0
967,476 (7)	Fannie Mae REMIC Trust 2013-116 SC, 4.408%, (-1.000*US0001M + 6.200%), 04/25/2033	108,727	0.0
2,052,513 (7)	Fannie Mae REMICS 2004-53 UC, 5.758%, (-1.000*US0001M + 7.550%), 07/25/2034	438,503	0.0
2,289,000 (7)	Fannie Mae REMICS 2005-59 NS, 4.958%, (-1.000*US0001M + 6.750%), 05/25/2035	280,333	0.0
7,235,429 (7)	Fannie Mae REMICS 2007-22 SD, 4.608%, (-1.000*US0001M + 6.400%), 03/25/2037	1,390,765	0.1
5,348,963 (7)	Fannie Mae REMICS 2007-30 IE, 4.948%, (-1.000*US0001M + 6.740%), 04/25/2037	1,315,638	0.1
3,772,873 (7)	Fannie Mae REMICS 2007-55 S, 4.968%, (-1.000*US0001M + 6.760%), 06/25/2037	712,379	0.0
8,319,939 (7)	Fannie Mae REMICS 2011-123 SD, 4.808%, (-1.000*US0001M + 6.600%), 08/25/2039	763,709	0.0
26,719,949 (7)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	1,953,450	0.1
21,835,808 (7)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	1,572,032	0.1
7,602,318 (7)	Fannie Mae REMICS 2012-150 PS, 4.358%, (-1.000*US0001M + 6.150%), 01/25/2043	1,119,155	0.0
22,074,040 (7)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	1,401,567	0.1
8,591,243 (7)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	628,982	0.0
9,313,682 (7)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	912,933	0.0
6,444,117 (7)	Fannie Mae REMICS 2013-97 JS, 4.358%, (-1.000*US0001M + 6.150%), 04/25/2038	937,995	0.0
14,221,012 (7)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	3,098,043	0.1
31,032,859 (7)	Fannie Mae REMICS 2019-17 SA, 4.308%, (-1.000*US0001M + 6.100%), 04/25/2049	5,271,741	0.2
30,342,474 (7)	Fannie Mae REMICS 2019-8 SB, 4.308%, (-1.000*US0001M + 6.100%), 03/25/2049	5,184,652	0.2
638,732	Fannie Mae Series 2006-11 FA, 2.092%, (US0001M + 0.300%), 03/25/2036	635,333	0.0
963,701 (7)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	176,019	0.0
183,586	Fannie Mae REMICS 2006-46 SP, 17.629%, (-3.667*US0001M + 24.200%), 06/25/2036	288,570	0.0
697,369 (7)	Fannie Mae REMICS 2010-102 DI, 4.000%, 06/25/2029	23,809	0.0
659,448 (7)	Fannie Mae REMICS 2011-48 HI, 4.000%, 10/25/2038	29,528	0.0
2,194,193 (7)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	135,533	0.0
5,635,077 (7)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	462,507	0.0
2,754,111 (7)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	457,926	0.0
21,662,320 (7)	Fannie Mae REMICS 2013-19 JS, 4.408%, (-1.000*US0001M + 6.200%), 10/25/2041	2,823,174	0.1
2,444,355 (7)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	334,993	0.0
3,059,221 (7)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	216,874	0.0
2,856,697 (7)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	248,227	0.0
13,410,635 (7)	Fannie Mae REMICS 2016-19 SB, 4.308%, (-1.000*US0001M + 6.100%), 04/25/2046	2,203,033	0.1
3,795,080 (7)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	646,536	0.0
2,576,731 (7)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	488,307	0.0
88,224	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	62,653	0.0
800,000 (1),(3)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	817,857	0.0
672,339 (1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.030%, 03/25/2048	680,483	0.0
4,833,999 (1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.050%, 04/25/2048	4,967,074	0.2
3,970,330 (1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	4,059,796	0.1
977,795 (1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.537%, 09/25/2048	1,020,128	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
675,000 (1),(3)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	$728,640	0.0
3,693,112 (1),(3)	Flagstar Mortgage Trust 2018-6RR B1, 5.022%, 10/25/2048	4,090,962	0.1
1,497,668 (1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.202%, 12/25/2049	1,569,658	0.1
2,096,735 (1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.202%, 12/25/2049	2,169,469	0.1
1,708,540 (7)	Freddie Mac 2009-70 PS, 4.958%, (-1.000*US0001M + 6.750%), 01/25/2037	369,798	0.0
276,004 (7)	Freddie Mac 2524 SH, 5.760%, (-1.000*US0001M + 7.500%), 11/15/2032	28,026	0.0
467,932 (7)	Freddie Mac 2525 SM, 6.260%, (-1.000*US0001M + 8.000%), 02/15/2032	101,026	0.0
443,001 (7)	Freddie Mac 2981 CS, 4.980%, (-1.000*US0001M + 6.720%), 05/15/2035	72,303	0.0
236,955 (7)	Freddie Mac 2989 HS, 5.410%, (-1.000*US0001M + 7.150%), 08/15/2034	98,811	0.0
240,767 (7)	Freddie Mac 3018 SM, 5.460%, (-1.000*US0001M + 7.200%), 08/15/2035	51,043	0.0
2,366,037 (7)	Freddie Mac 3222 SN, 4.860%, (-1.000*US0001M + 6.600%), 09/15/2036	420,080	0.0
423,725 (3),(7)	Freddie Mac 324 144, 6.000%, 06/15/2039	92,575	0.0
855,408 (7)	Freddie Mac 3523 SA, 4.260%, (-1.000*US0001M + 6.000%), 09/15/2036	147,178	0.0
750,516 (7)	Freddie Mac 3582 MS, 4.410%, (-1.000*US0001M + 6.150%), 10/15/2039	137,360	0.0
1,157,782 (7)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	219,727	0.0
4,901,109 (7)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	560,199	0.0
180,740 (7)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	33,523	0.0
8,673,942 (7)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,918,638	0.1
126,237 (7)	Freddie Mac REMIC Trust 2266 S, 6.810%, (-1.000*US0001M + 8.550%), 11/15/2030	22,200	0.0
213,055 (7)	Freddie Mac REMIC Trust 2374 S, 6.360%, (-1.000*US0001M + 8.100%), 06/15/2031	45,703	0.0
118,193 (7)	Freddie Mac REMIC Trust 2417 SY, 6.660%, (-1.000*US0001M + 8.400%), 12/15/2031	27,727	0.0
239,016 (7)	Freddie Mac REMIC Trust 2577 SA, 5.710%, (-1.000*US0001M + 7.450%), 02/15/2033	51,510	0.0
3,405	Freddie Mac REMIC Trust 2973 SB, 11.954%, (-3.667*US0001M + 18.333%), 05/15/2035	3,445	0.0
114,544 (7)	Freddie Mac REMIC Trust 2981 SU, 6.060%, (-1.000*US0001M + 7.800%), 05/15/2030	18,008	0.0
167,529	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	190,520	0.0
779,446 (7)	Freddie Mac REMIC Trust 3049 PI, 4.910%, (-1.000*US0001M + 6.650%), 10/15/2035	150,712	0.0
62,177	Freddie Mac REMIC Trust 3085 SK, 45.123%, (-12.000*US0001M + 66.000%), 12/15/2035	179,172	0.0
87,670 (8),(9)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	78,806	0.0
131,949 (7)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	5,146	0.0
231,436 (7)	Freddie Mac REMIC Trust 3624 TS, 3.060%, (-1.000*US0001M + 4.800%), 01/15/2040	27,177	0.0
355,720 (7)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	54,377	0.0
1,215,548 (7)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	173,588	0.0
2,107,842 (7)	Freddie Mac REMICS 2781 SB, 5.410%, (-1.000*US0001M + 7.150%), 04/15/2034	410,675	0.0
667,598	Freddie Mac REMICS 2921 PF, 2.090%, (US0001M + 0.350%), 01/15/2035	664,981	0.0
5,161,866 (7)	Freddie Mac REMICS 3128 JI, 4.890%, (-1.000*US0001M + 6.630%), 03/15/2036	1,071,882	0.0
21,739,150 (7)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	1,264,999	0.1
10,688,031 (7)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	764,886	0.0
50,743,232 (7)	Freddie Mac REMICS 4273 PS, 4.360%, (-1.000*US0001M + 6.100%), 11/15/2043	8,761,798	0.3
4,269,926 (7)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	764,788	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,330,566	Freddie Mac REMICS Trust 3740 FB, 2.240%, (US0001M + 0.500%), 10/15/2040	$1,329,435	0.1
1,500,000 (1)	Freddie Mac STACR Trust 2018-DNA2 M2, 3.942%, (US0001M + 2.150%), 12/25/2030	1,516,136	0.1
2,200,000 (1)	Freddie Mac STACR Trust 2018-DNA3 M2, 3.892%, (US0001M + 2.100%), 09/25/2048	2,219,848	0.1
1,592,400 (7)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	360,690	0.0
805,901 (7)	Freddie Mac Strips Series 237 S23, 5.360%, (-1.000*US0001M + 7.100%), 05/15/2036	166,778	0.0
1,173,934 (7)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	166,099	0.0
1,168,387	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.792%, (US0001M + 4.000%), 08/25/2024	1,245,809	0.1
1,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.492%, (US0001M + 4.700%), 04/25/2028	1,330,583	0.1
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 6.492%, (US0001M + 4.700%), 03/25/2028	532,629	0.0
6,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.342%, (US0001M + 5.550%), 07/25/2028	6,845,788	0.2
4,665,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 6.942%, (US0001M + 5.150%), 11/25/2028	5,105,880	0.2
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 5.642%, (US0001M + 3.850%), 03/25/2029	534,002	0.0
7,910,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.242%, (US0001M + 3.450%), 10/25/2029	8,433,860	0.3
2,750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.292%, (US0001M + 2.500%), 03/25/2030	2,817,176	0.1
8,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 5.342%, (US0001M + 3.550%), 08/25/2029	9,250,277	0.3
5,550,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.442%, (US0001M + 2.650%), 12/25/2029	5,707,879	0.2
3,883,470	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.142%, (US0001M + 2.350%), 04/25/2030	3,953,338	0.1
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.592%, (US0001M + 1.800%), 07/25/2030	1,002,974	0.0
3,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.092%, (US0001M + 2.300%), 09/25/2030	3,340,148	0.1
5,600,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 4.442%, (US0001M + 2.650%), 01/25/2049	5,708,809	0.2
1,600,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 3.842%, (US0001M + 2.050%), 04/25/2049	1,608,728	0.1
2,379,960 (7)	Freddie Mac REMICS 3298 S, 4.370%, (-1.000*US0001M + 6.110%), 04/15/2037	430,918	0.0
118,561 (7)	Freddie Mac REMICS 3759 DI, 4.000%, 10/15/2029	2,035	0.0
320,298 (7)	Freddie Mac REMICS 3763 AI, 3.500%, 06/15/2025	9,958	0.0
2,752,053 (7)	Freddie Mac REMICS 3851 PI, 4.000%, 08/15/2038	97,921	0.0
6,631,261 (7)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	402,728	0.0
1,642,333 (7)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	254,167	0.0
3,251,966 (7)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	226,070	0.0
2,340,961 (7)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	242,173	0.0
2,566,094 (7)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	122,526	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,850,759 (7)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	$550,693	0.0
2,728,355 (7)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	133,043	0.0
2,225,868 (7)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	131,524	0.0
1,046,048	Freddie Mac REMICS 4385 LS, 5.387%, (-2.333*US0001M + 9.333%), 07/15/2037	1,166,114	0.0
4,389,424 (7)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	585,421	0.0
11,715,838 (7)	Freddie Mac REMICS 4618 SA, 4.260%, (-1.000*US0001M + 6.000%), 09/15/2046	2,385,592	0.1
5,786,985	Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	802,681	0.0
4,216,375 (7)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	745,099	0.0
57,424,498 (7)	Freddie Mac REMICS 4903 NS, 4.360%, (-1.000*US0001M + 6.100%), 08/25/2049	10,346,103	0.4
28,368,895 (7)	Freddie Mac REMICS 4909 SJ, 4.310%, (-1.000*US0001M + 6.050%), 09/25/2049	5,743,708	0.2
9,002,030 (7)	Freddie Mac REMICS 4910 SD, 4.310%, (-1.000*US0001M + 6.050%), 06/15/2049	1,936,323	0.1
26,298,526 (7)	Freddie Mac REMICS 4910 SH, 4.310%, (-1.000*US0001M + 6.050%), 09/25/2049	5,673,357	0.2
36,889,222 (7)	Freddie Mac REMICS 4924 SY, 4.310%, (-1.000*US0001M + 6.050%), 10/25/2049	8,045,576	0.3
3,264,553 (7)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	241,544	0.0
2,840,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 5.042%, (US0001M + 3.250%), 07/25/2029	2,987,598	0.1
2,473,355 (1),(3)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,579,969	0.1
1,978,684 (1),(3)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	2,067,937	0.1
806,106 (1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	815,516	0.0
1,650,378 (1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,749,767	0.1
6,373,060 (7)	Ginnie Mae 2007-59 SC, 4.735%, (-1.000*US0001M + 6.500%), 07/20/2037	1,195,767	0.0
241,284 (7)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	60,148	0.0
39,198,158 (7)	Ginnie Mae 2013-130 SB, 3.342%, (-1.000*US0001M + 5.050%), 09/16/2043	5,058,460	0.2
567,987 (7)	Ginnie Mae Series 2008-40 SA, 4.660%, (-1.000*US0001M + 6.400%), 05/16/2038	102,593	0.0
990,052 (7)	Ginnie Mae Series 2009-116 SJ, 4.740%, (-1.000*US0001M + 6.480%), 12/16/2039	199,531	0.0
976,174 (7)	Ginnie Mae Series 2010-4 SL, 4.660%, (-1.000*US0001M + 6.400%), 01/16/2040	180,477	0.0
267,154 (7)	Ginnie Mae Series 2010-98 QS, 4.835%, (-1.000*US0001M + 6.600%), 01/20/2040	26,742	0.0
2,623,734 (7)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	62,022	0.0
8,053,302 (7)	Ginnie Mae Series 2011-25 AS, 4.295%, (-1.000*US0001M + 6.060%), 02/20/2041	1,382,311	0.1
50,776 (7)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	5,870	0.0
3,968,984 (7)	Ginnie Mae Series 2013-103 DS, 4.385%, (-1.000*US0001M + 6.150%), 07/20/2043	719,463	0.0
162,086 (7)	Ginnie Mae Series 2013-134 DS, 4.335%, (-1.000*US0001M + 6.100%), 09/20/2043	29,131	0.0
367,488 (7)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	56,827	0.0
32,470,674 (7)	Ginnie Mae Series 2015-144 SA, 4.435%, (-1.000*US0001M + 6.200%), 10/20/2045	6,771,603	0.2
5,894,141 (7)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	45,667	0.0
323,896 (7)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	49,490	0.0
1,003,480 (7)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	136,815	0.0
12,282,396 (7)	Ginnie Mae Series 2018-153 SQ, 4.435%, (-1.000*US0001M + 6.200%), 11/20/2048	2,182,547	0.1
1,682,171 (7)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	142,875	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,506,190 (7)	Ginnie Mae Series 2010-143 PI, 4.000%, 11/16/2037	$61,841	0.0
2,644,628 (7)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	308,265	0.0
2,750,000 (7)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	322,251	0.0
1,350,833	Ginnie Mae Series 2011-159 CI, 5.000%, 06/16/2040	48,608	0.0
4,490,442 (7)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	345,729	0.0
4,111,005 (7)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	512,382	0.0
2,028,194 (7)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	202,625	0.0
5,120,130 (7)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	673,827	0.0
5,082,168 (7)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	744,881	0.0
37,189,089 (7)	Ginnie Mae Series 2018-93 SJ, 4.435%, (-1.000*US0001M + 6.200%), 07/20/2048	4,952,675	0.2
23,228,213 (7)	Ginnie Mae Series 2019-89 SC, 4.335%, (-1.000*US0001M + 6.100%), 07/20/2049	4,877,202	0.2
979,562 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	994,389	0.0
1,813,978 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.351%, 08/25/2049	1,851,345	0.1
1,466,943 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,489,663	0.1
3,990,524 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.500%, 11/25/2049	4,198,553	0.2
3,969,684 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.500%, 11/25/2049	4,086,596	0.1
498,363 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.117%, 03/25/2050	516,766	0.0
498,363 (1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.117%, 03/25/2050	509,088	0.0
523,487	HarborView Mortgage Loan Trust 2006-14 2A1A, 1.914%, (US0001M + 0.150%), 01/25/2047	520,431	0.0
609,640	HarborView Mortgage Loan Trust 2007-5 A1A, 1.954%, (US0001M + 0.190%), 09/19/2037	596,156	0.0
2,852	HomeBanc Mortgage Trust 2004-1 2A, 2.652%, (US0001M + 0.860%), 08/25/2029	2,778	0.0
23,566	HomeBanc Mortgage Trust 2005-3 A2, 2.102%, (US0001M + 0.310%), 07/25/2035	23,669	0.0
2,006,766 (1),(3)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	2,003,242	0.1
88,056	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.002%, (US0001M + 0.210%), 04/25/2046	83,639	0.0
933,819 (1),(3)	JP Morgan Mortgage Trust 2014-5 B3, 2.980%, 10/25/2029	904,828	0.0
1,615,891 (1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	1,639,781	0.1
1,119,479 (1),(3)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.663%, 08/25/2049	1,184,321	0.0
2,712,395 (1),(3)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.663%, 08/25/2049	2,854,521	0.1
3,846,062 (1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	3,905,630	0.1
2,366,673 (1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B1, 4.900%, 06/25/2049	2,597,372	0.1
1,873,616 (1),(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.900%, 06/25/2049	2,007,316	0.1
2,170,332 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.329%, 07/25/2035	2,205,795	0.1
94,126	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	72,439	0.0
238,616	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	202,525	0.0
536,033	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	372,794	0.0
636,478 (1),(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.871%, 05/25/2046	648,652	0.0
2,095,000 (1),(3)	JP Morgan Mortgage Trust 2016-1 B4, 3.871%, 05/25/2046	1,985,952	0.1
2,040,624 (1),(3)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	2,049,985	0.1
936,784 (1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.539%, 01/25/2047	927,783	0.0
3,824,129 (1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	3,845,733	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,526,935 (1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.845%, 08/25/2047	$1,593,619	0.1
1,131,063 (1),(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.845%, 08/25/2047	1,177,842	0.0
500,000 (1),(3)	JP Morgan Mortgage Trust 2017-4 A7, 3.500%, 11/25/2048	506,034	0.0
1,950,603 (1),(3)	JP Morgan Mortgage Trust 2017-5 B1, 3.155%, 10/26/2048	1,999,419	0.1
575,970 (1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.826%, 12/25/2048	579,620	0.0
1,619,435 (1),(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.826%, 12/25/2048	1,603,116	0.1
2,368,122 (1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.744%, 06/25/2048	2,392,776	0.1
3,854,939 (1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.762%, 09/25/2048	3,973,137	0.1
2,409,337 (1),(3)	JP Morgan Mortgage Trust 2018-3 B3, 3.762%, 09/25/2048	2,420,746	0.1
483,180 (1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.779%, 10/25/2048	498,589	0.0
483,180 (1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.779%, 10/25/2048	491,250	0.0
1,942,345 (1),(3)	JP MORGAN MORTGAGE TRUST 2018-5 A13, 3.500%, 10/25/2048	1,994,410	0.1
1,006,999 (1),(3)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	1,021,283	0.0
1,932,711 (1),(3)	JP Morgan Mortgage Trust 2018-6C B2, 3.962%, 12/25/2048	1,986,877	0.1
2,796,880 (1),(3)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	2,843,974	0.1
8,371,706 (1),(3)	JP Morgan Mortgage Trust 2018-8 B1, 4.210%, 01/25/2049	8,929,014	0.3
3,901,529 (1),(3)	JP Morgan Mortgage Trust 2018-8 B2, 4.210%, 01/25/2049	4,103,645	0.1
989,820 (1),(3)	JP Morgan Mortgage Trust 2018-9 B2, 4.467%, 02/25/2049	1,046,148	0.0
1,952,307 (1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.467%, 02/25/2049	2,024,813	0.1
1,534,236 (1),(3)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.781%, 04/25/2049	1,629,628	0.1
2,911,137 (1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	2,956,225	0.1
2,205,019 (1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	2,232,926	0.1
7,423,835 (1),(3)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	7,538,815	0.3
2,972,596 (1),(3)	JP Morgan Mortgage Trust 2019-5 B1, 4.462%, 11/25/2049	3,100,576	0.1
4,954,327 (1),(3)	JP Morgan Mortgage Trust 2019-5 B2, 4.462%, 11/25/2049	5,139,685	0.2
1,738,069 (1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	1,765,655	0.1
6,460,156 (1),(3)	JP Morgan Mortgage Trust 2019-6 B2, 4.260%, 12/25/2049	6,757,934	0.2
994,852 (1),(3)	JP Morgan Mortgage Trust 2019-7 B3A, 3.488%, 12/31/2049	938,431	0.0
952,239 (1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	964,996	0.0
3,963,180 (1),(3)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.151%, 10/25/2049	4,296,011	0.2
1,885,004 (1),(3)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,899,094	0.1
5,756,761 (1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	5,908,774	0.2
1,958,710 (1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.830%, 12/25/2049	2,109,081	0.1
1,985,514 (1),(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.830%, 12/25/2049	2,099,453	0.1
2,785,032 (1),(3)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.582%, 12/31/2049	2,929,768	0.1
6,482,617 (1),(3)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.582%, 12/31/2049	6,663,145	0.2
2,088,824 (1),(3)	JP Morgan Trust 2015-3 B4, 3.663%, 05/25/2045	2,076,443	0.1
5,793,424,847 (1),(7)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	7,052,915	0.3
74,310	Lehman XS Trust Series 2005-5N 1A2, 2.152%, (US0001M + 0.360%), 11/25/2035	68,794	0.0
884,726 (1),(3)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.479%, 10/25/2048	907,099	0.0
655,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.592%, (US0001M + 1.800%), 09/25/2035	647,977	0.0
1,283,244	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 1.942%, (US0001M + 0.150%), 08/25/2036	568,553	0.0
430,184 (1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	456,713	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,400,000 (1),(3)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	$1,426,051	0.1
997,043 (1),(3)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	998,192	0.0
2,121,301 (1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	2,160,701	0.1
850,111 (1),(3)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	863,948	0.0
1,400,731 (1),(3)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	1,404,607	0.1
3,242,435 (1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	3,294,159	0.1
37,184	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	34,424	0.0
1,000,000 (1),(3)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,012,689	0.0
3,838,271 (1),(3)	RCKT Mortgage Trust 2019-1 B1A, 3.956%, 09/25/2049	4,054,122	0.1
2,492,086 (1),(3)	RCKT Mortgage Trust 2019-1 B2A, 3.956%, 09/25/2049	2,602,286	0.1
2,596,691 (3)	Sequoia Mortgage Trust 2013-3 B3, 3.515%, 03/25/2043	2,637,728	0.1
483,628 (1)	Sequoia Mortgage Trust 2013-9 B1, 3.500%, 07/25/2043	491,736	0.0
2,792,661 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	2,838,385	0.1
1,580,929 (1),(3)	Sequoia Mortgage Trust 2015-1 B1, 3.877%, 01/25/2045	1,633,156	0.1
1,209,572 (1),(3)	Sequoia Mortgage Trust 2018-6 B1, 4.203%, 07/25/2048	1,277,888	0.1
771,981 (1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.487%, 02/25/2048	821,541	0.0
578,986 (1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.487%, 02/25/2048	611,610	0.0
3,400,000 (1),(3)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	3,525,537	0.1
1,657,680 (1),(3)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,700,837	0.1
3,530,988 (1),(3)	Sequoia Mortgage Trust 2019-2 A1, 4.000%, 06/25/2049	3,599,952	0.1
1,783,803 (1),(3)	Sequoia Mortgage Trust 2019-2 B2, 4.244%, 06/25/2049	1,852,735	0.1
1,684,265 (1),(3)	Sequoia Mortgage Trust 2019-2 B3, 4.244%, 06/25/2049	1,716,372	0.1
5,438,813 (1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	5,509,774	0.2
5,898,669 (1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	5,984,477	0.2
2,000,000 (1),(3)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	2,033,262	0.1
2,176,000 (1),(3)	Sequoia Mortgage Trust 2019-5 B2, 3.784%, 12/25/2049	2,198,278	0.1
2,177,000 (1),(3)	Sequoia Mortgage Trust 2019-5 B3, 3.784%, 12/25/2049	2,149,228	0.1
1,790,365 (1),(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	1,823,259	0.1
2,665,668 (1),(3)	Sequoia Mortgage Trust 2019-CH1 B1B, 5.049%, 03/25/2049	2,937,101	0.1
986,189 (1),(3)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.049%, 03/25/2049	1,076,940	0.0
3,807,020 (1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	3,872,028	0.1
1,991,300 (1),(3)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.525%, 09/25/2049	2,083,924	0.1
1,609,676 (1),(3)	Sequoia Mortgage Trust 2017-1 B2, 3.626%, 02/25/2047	1,652,750	0.1
2,406,116 (1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.722%, 10/25/2047	2,419,269	0.1
3,189,746 (1),(3)	Shellpoint Co-Originator Trust 2017-2 B3, 3.722%, 10/25/2047	3,158,160	0.1
3,347,710 (1),(3)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	3,357,057	0.1
71,642 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.383%, 03/25/2035	73,039	0.0
600,000 (1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	600,182	0.0
4,000,000 (1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	4,024,230	0.1
2,100,000 (1),(3)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,126,034	0.1
3,000,000 (1),(3)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	3,075,700	0.1
2,871,433 (1),(3)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	2,904,057	0.1
3,592,114 (1),(6)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 0), 07/25/2059	3,600,718	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,569,764 (1),(3)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	$3,579,807	0.1
130,455 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.210%, 10/25/2036	122,616	0.0
289,250 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.505%, 06/25/2034	291,156	0.0
1,763,757 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.532%, 07/25/2034	1,799,914	0.1
139,673,795 (3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 1.446%, 01/25/2045	3,271,998	0.1
310,836 (3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.141%, 09/25/2035	313,239	0.0
45,411,124 (3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 1.409%, 01/25/2045	1,807,022	0.1
20,358 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.693%, 10/25/2036	20,051	0.0
137,363 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.271%, 11/25/2036	132,950	0.0
527,900 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.271%, 11/25/2036	510,939	0.0
75,872 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.522%, 12/25/2036	73,239	0.0
69,832 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.875%, 08/25/2046	67,813	0.0
127,721 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.804%, 12/25/2036	127,984	0.0
596,989 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.538%, 03/25/2037	567,264	0.0
12,850 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.501%, 04/25/2037	11,854	0.0
71,457 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.612%, 07/25/2037	65,463	0.0
755,334	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 2.692%, (US0001M + 0.900%), 11/25/2035	648,786	0.0
801,041	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	795,706	0.0
783,928	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	736,291	0.0
1,009,410	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	985,975	0.0
187,109	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	186,492	0.0
887,113	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 2.392%, (US0001M + 0.600%), 07/25/2036	485,581	0.0
2,262,212	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 3.180%, (12MTA + 0.940%), 07/25/2046	1,676,259	0.1
1,005,551	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.200%, (12MTA + 0.960%), 08/25/2046	752,371	0.0
51,922	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.222%, (US0001M + 0.430%), 06/25/2037	43,134	0.0
1,282,489 (3)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 4.716%, 09/25/2036	1,257,572	0.1
215,110 (3)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.354%, 12/28/2037	206,633	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,279,071 (1),(3)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.697%, 07/25/2047	$3,357,930	0.1
1,454,563 (1),(3)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.697%, 07/25/2047	1,459,419	0.1
3,032,306 (1),(3)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	3,089,635	0.1
1,600,000 (1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.605%, 09/25/2049	1,493,499	0.1
725,668 (1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	724,162	0.0

	Total Collateralized Mortgage Obligations (Cost $746,909,726)	765,516,408	26.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.5%
	Federal Home Loan Mortgage Corporation: 0.2%(10)
5,399,073	3.500%,05/01/2049	5,551,988	0.2

	Government National Mortgage Association: 2.5%
45,750,000 (11)	3.000%,01/20/2050	46,966,801	1.6
24,386,000 (11)	4.000%,01/20/2050	25,240,861	0.9
		72,207,662	2.5

	Uniform Mortgage-Backed Securities: 2.8%
13,625,000 (11)	3.000%,01/25/2035	13,960,410	0.5
13,200,000 (11)	3.000%,01/14/2050	13,379,918	0.4
39,400,000 (11)	3.500%,06/25/2042	40,512,209	1.4
15,348,660	3.500%,08/01/2049	15,779,353	0.5
6,919	5.500%,10/01/2039	7,775	0.0
		83,639,665	2.8

	Total U.S. Government Agency Obligations (Cost $161,306,667)	161,399,315	5.5

U.S. TREASURY OBLIGATIONS: 1.0%
	U.S. Treasury Bonds: 0.7%
18,939,000	2.250%,08/15/2049	18,356,372	0.7

	U.S. Treasury Notes: 0.3%
9,600,000	1.750%,11/15/2029	9,448,873	0.3

	Total U.S. Treasury Obligations (Cost $28,041,132)	27,805,245	1.0

SOVEREIGN BONDS: 2.8%
1,075,000	Argentine Republic Government International Bond, 6.875%, 01/26/2027	537,874	0.0
BRL 58,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	16,952,227	0.6
1,500,000	Brazilian Government International Bond, 6.000%, 04/07/2026	1,752,750	0.1
2,700,000	Colombia Government International Bond, 3.875%, 04/25/2027	2,862,938	0.1
EUR 1,875,000	Croatia Government International Bond, 1.125%, 06/19/2029	2,175,623	0.1
800,000	Croatia Government International Bond, 5.500%, 04/04/2023	883,512	0.0
500,000	Dominican Republic International Bond, 6.000%, 07/19/2028	557,054	0.0
1,725,000	Dominican Republic International Bond, 6.875%, 01/29/2026	1,973,585	0.1
300,000	Ecuador Government International Bond, 7.875%, 01/23/2028	268,396	0.0
1,700,000	Egypt Government International Bond, 5.875%, 06/11/2025	1,811,418	0.1
675,000	Egypt Government International Bond, 7.500%, 01/31/2027	754,153	0.0
IDR 90,789,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	7,013,953	0.3
1,342,000	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,344,496	0.1
650,000	Jordan Government International Bond, 6.125%, 01/29/2026	697,551	0.0
1,350,000 (1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,440,368	0.1
500,000 (1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	531,167	0.0
MXN 120,260,000	Mexican Bonos, 7.750%, 11/13/2042	6,751,542	0.2
1,600,000	Mexico Government International Bond, 4.500%, 04/22/2029	1,756,800	0.1
600,000	Oman Government International Bond, 6.000%, 08/01/2029	628,128	0.0
600,000	Panama Government International Bond, 3.160%, 01/23/2030	618,900	0.0
500,000	Panama Government International Bond, 9.375%, 04/01/2029	765,174	0.0
PEN 9,681,000 (1)	Peru Government Bond, 6.150%, 08/12/2032	3,314,128	0.1
PEN 9,681,000	Peru Government Bond, 6.850%, 02/12/2042	3,516,269	0.1
750,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	805,995	0.0
1,800,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	1,989,985	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
450,000	Nigeria Government International Bond, 6.500%, 11/28/2027	$460,740	0.0
700,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	687,604	0.0
750,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	751,875	0.0
RUB 557,160,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	9,681,543	0.3
800,000	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	891,042	0.0
500,000	Saudi Government International Bond, 3.625%, 03/04/2028	528,862	0.0
2,000,000	Saudi Government International Bond, 4.500%, 04/17/2030	2,265,000	0.1
1,300,000	South Africa Government International Bond, 5.875%, 09/16/2025	1,433,438	0.1
950,000	Sri Lanka Government International Bond, 6.350%, 06/28/2024	949,943	0.0
325,000	Turkey Government International Bond, 7.250%, 12/23/2023	352,492	0.0
550,000	Turkey Government International Bond, 7.375%, 02/05/2025	601,828	0.0
1,100,000	Turkey Government International Bond, 5.600%, 11/14/2024	1,121,246	0.1
450,000	Ukraine Government International Bond, 7.375%, 09/25/2032	479,953	0.0
975,000	Ukraine Government International Bond, 7.750%, 09/01/2023	1,061,126	0.0

	Total Sovereign Bonds (Cost $81,018,661)	82,970,678	2.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.1%
5,000,000 (1)	Atrium Hotel Portfolio Trust 2018-ATRM C, 3.390%, (US0001M + 1.650%), 06/15/2035	5,003,415	0.2
5,000,000 (1)	Austin Fairmont Hotel Trust 2019-FAIR E, 3.990%, (US0001M + 2.250%), 09/15/2032	5,014,103	0.2
3,670,000 (1),(3)	BAMLL Re-REMIC Trust 2016-FRR16 B, 1.003%, 05/27/2021	3,528,324	0.1
6,700,000 (1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	5,322,666	0.2
5,320,000 (1),(3),(7)	BANK 2017-BNK4 XE, 1.468%, 05/15/2050	492,875	0.0
1,500,000 (1),(3)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,360,496	0.1
1,600,000 (1),(3)	BANK 2017-BNK6 E, 2.653%, 07/15/2060	1,163,463	0.0
16,600,000 (1),(3),(7)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,574,490	0.1
4,500,000 (1)	BANK 2018-BNK14 D, 3.000%, 09/15/2060	4,089,742	0.1
51,207,561 (3),(7)	BANK 2019-BN17 XA, 1.036%, 04/15/2052	4,124,692	0.1
10,294,591 (3),(7)	BANK 2019-BNK16 XA, 0.967%, 02/15/2052	721,385	0.0
29,428,581 (3),(7)	Bank 2019-BNK19 XA, 0.965%, 08/15/2061	2,252,575	0.1
4,380,000 (1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,944,469	0.1
58,771,880 (3),(7)	BANK 2019-BNK22 XA, 0.605%, 11/15/2062	2,967,951	0.1
3,799,000 (1),(3)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.328%, 02/27/2048	3,696,638	0.1
1,000,000 (1),(3)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.161%, 11/26/2047	913,455	0.0
104,511,873 (3),(7)	Benchmark 2018-B7 XA Mortgage Trust, 0.447%, 05/15/2053	3,277,095	0.1
53,292,945 (3),(7)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.232%, 03/15/2062	4,774,984	0.2
42,285,000 (1),(3),(7)	BENCHMARK 2019-B10 XB Mortgage Trust, 0.901%, 03/15/2062	3,208,434	0.1
43,929,778 (3),(7)	Benchmark 2019-B12 XA Mortgage Trust, 1.069%, 08/15/2052	3,283,307	0.1
3,090,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,762,680	0.1
7,330,000 (1),(3),(7)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	1,129,703	0.0
77,390,467 (3),(7)	BMARK 2018-B4 XA, 0.539%, 07/15/2051	2,654,160	0.1
3,020,000 (1)	Benchmark 2019-B14 D Mortgage Trust, 2.500%, 12/15/2061	2,551,696	0.1
2,420,000 (1)	BHP Trust 2019-BXHP D, 3.511%, (US0001M + 1.771%), 08/15/2036	2,409,592	0.1
6,190,000 (1)	BHP Trust 2019-BXHP E, 4.307%, (US0001M + 2.568%), 08/15/2036	6,172,752	0.2
3,820,004	BMD2 RE-REMIC TR 2019 3.6, 3.665%, 09/25/2022	3,672,875	0.1
8,620,000 (1)	BX Commercial Mortgage Trust 2019-XL G, 4.040%, (US0001M + 2.300%), 10/15/2036	8,643,067	0.3
8,620,000 (1)	BX Commercial Mortgage Trust 2019-XL J, 4.390%, (US0001M + 2.650%), 10/15/2036	8,652,618	0.3
1,650,000 (1)	BX Trust 2019-MMP E, 3.640%, (US0001M + 1.900%), 08/15/2036	1,653,148	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,710,000 (1)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	$3,602,907	0.1
4,990,000 (1),(3)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	5,188,206	0.2
100,000 (1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.290%, (US0001M + 2.550%), 12/15/2037	100,745	0.0
92,405,041 (3),(7)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.144%, 05/15/2052	7,685,521	0.3
40,703,795 (3),(7)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.376%, 11/15/2052	3,721,259	0.1
8,152,614 (3),(7)	CD 2016-CD1 Mortgage Trust XA, 1.409%, 08/10/2049	580,226	0.0
14,660,000 (1),(3),(7)	CD 2016-CD1 Mortgage Trust XB, 0.679%, 08/10/2049	620,701	0.0
2,140,256 (1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.089%, 04/15/2044	1,998,970	0.1
4,860,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB E, 3.740%, (US0001M + 2.000%), 11/15/2036	4,862,511	0.2
4,640,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB F, 4.290%, (US0001M + 2.550%), 11/15/2036	4,645,933	0.2
1,000,000 (1),(3)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.110%, 11/10/2046	1,032,245	0.0
4,826,000 (1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.592%, 03/10/2047	4,784,584	0.2
6,030,000 (1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	5,232,600	0.2
2,130,000 (1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	1,880,930	0.1
3,080,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	2,741,243	0.1
27,638,798 (3),(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.109%, 10/12/2050	1,757,485	0.1
34,080,000 (3),(7)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.009%, 12/15/2072	2,399,617	0.1
12,040,000 (1),(3)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.723%, 07/10/2049	10,795,383	0.4
5,790,000 (1),(3)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.723%, 07/10/2049	4,398,593	0.2
40,964,675 (3),(7)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.190%, 08/10/2056	3,211,381	0.1
8,380,000 (1),(3)	COMM 2013-GAM F, 3.417%, 02/10/2028	8,088,548	0.3
3,000,000 (3)	COMM 2012-CCRE2 C Mortgage Trust, 4.831%, 08/15/2045	3,093,235	0.1
3,909,713 (3),(7)	COMM 2012-CR1 XA, 1.856%, 05/15/2045	144,381	0.0
11,035,984 (3),(7)	COMM 2012-CR3 XA, 1.859%, 10/15/2045	439,029	0.0
868,289 (3),(7)	COMM 2012-CR4 XA, 1.700%, 10/15/2045	34,427	0.0
7,001,600 (1),(3),(7)	COMM 2012-LTRT XA, 0.930%, 10/05/2030	135,720	0.0
2,200,000 (1),(3)	COMM 2013-LC6 D Mortgage Trust, 4.265%, 01/10/2046	2,244,663	0.1
11,060,000 (1),(3)	COMM 2014-LC15 D Mortgage Trust, 4.984%, 04/10/2047	11,246,093	0.4
11,097,457 (3),(7)	COMM 2016-COR1 XA, 1.436%, 10/10/2049	767,649	0.0
2,813,372 (3),(7)	COMM 2016-CR28 XA, 0.687%, 02/10/2049	88,177	0.0
1,000,000 (3)	COMM 2017-COR2 C, 4.562%, 09/10/2050	1,061,871	0.0
21,459,716 (3),(7)	COMM 2017-COR2 XA, 1.173%, 09/10/2050	1,569,394	0.1
3,840,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.390%, (US0001M + 2.650%), 05/15/2036	3,857,042	0.1
1,430,000 (3)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.192%, 06/15/2057	1,388,863	0.1
3,450,000 (1)	CSWF 2018-TOP F, 4.490%, (US0001M + 2.750%), 08/15/2035	3,460,386	0.1
2,314,968 (1),(3)	DBUBS 2011-LC1A F Mortgage Trust, 5.702%, 11/10/2046	2,363,772	0.1
5,000,000 (1),(3)	DBUBS 2011-LC2A D, 5.530%, 07/10/2044	5,140,873	0.2
2,300,000 (1),(3)	DBUBS 2017-BRBK E Mortgage Trust, 3.530%, 10/10/2034	2,290,173	0.1
2,450,000 (1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.530%, 07/10/2044	2,482,641	0.1
5,000,000 (1)	DBWF 2018-GLKS D Mortgage Trust, 4.164%, (US0001M + 2.400%), 11/19/2035	5,019,535	0.2
4,800,000 (1),(3)	DBJPM 16-C3 F Mortgage Trust, 4.241%, 08/10/2049	3,858,856	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,160,000 (1)	Exantas Capital Corp. 2019-RSO7 D Ltd., 4.437%, (US0001M + 2.700%), 04/15/2036	$4,166,465	0.1
3,680,000 (1)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	3,615,140	0.1
6,617,598 (3),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.397%, 02/25/2020	14,878	0.0
16,928,081 (3),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.200%, 02/25/2042	693,064	0.0
7,470,000 (3),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	455,211	0.0
8,937,711 (3),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.014%, 02/25/2041	178,932	0.0
20,330,706 (3),(7)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.849%, 01/25/2026	2,039,800	0.1
644,849 (1),(7)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	959	0.0
203,197,429 (1),(7)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	149,208	0.0
1,000,000 (1)	GPT 2018-GPP E Mortgage Trust, 4.210%, (US0001M + 2.470%), 06/15/2035	995,214	0.0
2,000,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR F, 3.840%, (US0001M + 2.100%), 07/15/2035	1,994,513	0.1
3,500,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR G, 4.340%, (US0001M + 2.600%), 07/15/2035	3,496,648	0.1
4,230,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P E, 3.940%, (US0001M + 2.200%), 10/15/2036	4,239,730	0.2
1,690,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P F, 4.390%, (US0001M + 2.650%), 10/15/2036	1,700,000	0.1
1,010,000 (1),(3)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	1,014,629	0.0
3,080,000 (3)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.686%, 05/10/2045	3,225,271	0.1
15,518,000 (1),(3)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	10,929,799	0.4
1,330,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,157,962	0.0
6,670,000 (1),(3)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	6,190,073	0.2
15,431,432 (3),(7)	GS Mortgage Securities Trust 2019-GC38 XA, 0.964%, 02/10/2052	1,114,338	0.0
3,760,000 (1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	3,749,526	0.1
2,880,000 (1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	2,808,893	0.1
41,183,283 (3),(7)	GS Mortgage Securities Trust 2019-GC40 XA, 1.094%, 07/10/2052	3,255,687	0.1
84,940,247 (3),(7)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.835%, 11/10/2052	5,780,133	0.2
6,200,000 (1)	Hawaii Hotel Trust 2019-MAUI F, 4.490%, (US0001M + 3.000%), 05/15/2038	6,218,411	0.2
2,670,000 (1),(3)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	2,369,173	0.1
180,000 (1),(3)	IMT Trust 2017-APTS EFX, 3.497%, 06/15/2034	178,488	0.0
4,860,000 (1),(3)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	4,195,922	0.1
1,800,000 (1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 4.340%, (US0001M + 2.600%), 09/15/2029	1,805,801	0.1
2,845,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.418%, 08/15/2046	2,906,449	0.1
3,760,000 (1),(3)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.205%, 12/27/2046	3,580,688	0.1
5,910,000 (1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	6,089,428	0.2

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,440,000 (1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 3.900%, (US0001M + 2.160%), 07/15/2036	$5,454,319	0.2
6,150,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	6,181,120	0.2
5,000,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	5,007,190	0.2
5,286,932 (3),(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.478%, 06/15/2045	116,905	0.0
2,000,000 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.113%, 12/15/2047	2,054,937	0.1
5,500,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	5,289,925	0.2
1,655,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	1,637,930	0.1
7,470,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	7,132,316	0.2
25,989,402 (3),(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 0.952%, 07/15/2047	654,177	0.0
1,000,000 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.198%, 11/15/2045	1,066,093	0.0
2,549,000 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.892%, 01/15/2047	2,663,382	0.1
9,560,000 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	9,091,394	0.3
2,200,000 (1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,939,093	0.1
1,405,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.658%, 08/15/2047	1,452,941	0.1
2,440,000 (1)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	2,105,485	0.1
52,915,098 (3),(7)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.194%, 02/15/2048	2,488,840	0.1
56,667,475 (3),(7)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.059%, 10/15/2048	2,066,714	0.1
21,461,910 (3),(7)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 0.904%, 10/15/2050	1,134,206	0.0
929,718 (3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	930,103	0.0
13,552,803 (1),(3),(7)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.084%, 03/10/2050	535,176	0.0
6,737,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	6,361,767	0.2
12,082,309 (3),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 0.986%, 11/15/2046	370,620	0.0
14,099,573 (3),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.003%, 12/15/2047	536,201	0.0
2,980,000 (1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.910%, 04/15/2047	3,127,008	0.1
7,689,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	7,275,171	0.3
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.462%, 02/15/2048	1,047,059	0.0
8,220,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	7,899,170	0.3
4,300,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	4,086,543	0.1
15,727,522 (3),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.816%, 11/15/2052	775,194	0.0
270,000 (1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	276,757	0.0
5,970,000 (1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	5,949,300	0.2
4,268,000 (1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	4,192,354	0.1
4,220,000 (1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	4,103,626	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,841,000 (1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	$4,426,176	0.2
25,660,000 (1),(3),(7)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.796%, 10/15/2051	3,543,769	0.1
910,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	819,942	0.0
38,469,903 (3),(7)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.794%, 12/15/2050	1,980,308	0.1
2,370,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,243,291	0.1
4,450,000 (1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	4,140,550	0.1
790,000 (1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	774,860	0.0
10,151,000 (1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	9,819,354	0.3
4,470,000 (1),(3)	Ready Capital Mortgage Trust 2019-5 D, 5.544%, 02/25/2052	4,571,660	0.2
5,310,000 (1),(3)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.338%, 02/27/2051	5,373,689	0.2
2,673,000 (1)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 4.740%, (US0001M + 3.000%), 01/15/2035	2,678,737	0.1
1,000,000 (1),(3)	UBS Commercial Mortgage Trust 2017-C5, 4.317%, 11/15/2050	973,726	0.0
45,936,979 (3),(7)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.562%, 04/15/2052	4,973,353	0.2
3,448,000 (1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	3,414,081	0.1
8,190,000 (1),(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.497%, 09/15/2058	8,394,703	0.3
8,329,649 (1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	7,037,290	0.2
78,780,000 (3),(7)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.526%, 11/15/2049	2,800,558	0.1
20,786,942 (3),(7)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.974%, 10/15/2050	1,166,181	0.0
2,464,134 (1)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 3.897%, (US0001M + 2.157%), 12/15/2036	2,465,608	0.1
8,430,000 (1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	7,402,040	0.3
377,831 (1),(3),(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.811%, 08/15/2045	13,640	0.0
2,921,039 (1),(3),(7)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 1.896%, 11/15/2045	126,385	0.0
9,230,000 (1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.261%, 03/15/2045	9,269,100	0.3
960,000 (1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.261%, 03/15/2045	927,099	0.0
10,350,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	9,511,308	0.3
5,950,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	5,228,427	0.2
4,795,282 (1),(3),(7)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.221%, 03/15/2048	144,760	0.0
9,000,000 (1),(3)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.041%, 12/15/2046	9,472,764	0.3
760,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	700,257	0.0
3,000,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,504,220	0.1
42,181,973 (3),(7)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.850%, 03/15/2046	922,520	0.0
39,967,814 (3),(7)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.624%, 08/15/2052	4,712,533	0.2
7,735,000 (1),(3)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	7,752,602	0.3
1,500,000 (1),(3)	WFLD 2014-MONT D Mortgage Trust, 3.755%, 08/10/2031	1,474,438	0.1

	Total Commercial Mortgage-Backed Securities (Cost $544,819,155)	558,106,596	19.1

ASSET-BACKED SECURITIES: 10.8%
	Automobile Asset-Backed Securities: 1.1%
1,075,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,119,743	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
2,000,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	$2,055,093	0.1
2,800,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	2,791,105	0.1
2,450,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,426,700	0.1
3,000,000	Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	3,055,932	0.1
2,500,000 (1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,541,368	0.1
1,000,000	Santander Drive Auto Receivables Trust 2018-2 D, 3.880%, 02/15/2024	1,024,244	0.0
4,450,000	Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,540,064	0.2
2,250,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,259,327	0.1
6,000,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	5,979,370	0.2
850,000 (1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	872,838	0.0
3,800,000 (1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,788,042	0.1
		32,453,826	1.1

	Home Equity Asset-Backed Securities: 0.3%
2,755,937 (1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,635,985	0.1
474,648	GSAA Home Equity Trust 2006-3 A3, 2.092%, (US0001M + 0.300%), 03/25/2036	341,202	0.0
2,984,415 (3)	GSAA Home Equity Trust 2006-4 4A3, 4.022%, 03/25/2036	2,425,613	0.1
1,069,301	GSAA Home Equity Trust 2007-1 1A1, 1.872%, (US0001M + 0.080%), 02/25/2037	506,640	0.0
1,182,649 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	746,261	0.0
1,158,346 (3)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	797,309	0.1
695,286	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 2.252%, (US0001M + 0.230%), 02/25/2037	645,891	0.0
		8,098,901	0.3

	Other Asset-Backed Securities: 8.5%
2,862,681 (1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,899,404	0.1
3,481,895 (1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	3,528,400	0.1
3,089,000 (1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,065,804	0.1
4,234,000 (1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	4,203,882	0.1
2,500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.351%, (US0003M + 2.350%), 04/14/2029	2,487,390	0.1
2,000,000 (1)	AMMC CLO XI Ltd. 2012-11A CR2, 3.836%, (US0003M + 1.900%), 04/30/2031	1,897,598	0.1
4,750,000 (1)	Apidos CLO XI 2012-11A CRR, 4.502%, (US0003M + 2.500%), 10/17/2030	4,717,994	0.2
1,650,000 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,674,766	0.1
750,000 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	770,055	0.0
2,514,123 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	2,522,429	0.1
1,100,000 (1)	Ares XLII Clo Ltd. 2017-42A C, 4.153%, (US0003M + 2.200%), 01/22/2028	1,079,273	0.0
750,000 (1)	Atrium CDO Corp. 12A CR, 3.603%, (US0003M + 1.650%), 04/22/2027	742,868	0.0
1,250,000 (1)	Atrium CDO Corp. 12A DR, 4.753%, (US0003M + 2.800%), 04/22/2027	1,192,576	0.0
2,000,000 (1)	Babson CLO Ltd. 2018-3A C, 3.866%, (US0003M + 1.900%), 07/20/2029	1,943,852	0.1
6,000,000 (1)	Barings Clo Ltd. 2019-4A C, 4.703%, (US0003M + 2.800%), 01/15/2033	5,999,760	0.2
2,000,000 (1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 4.116%, (US0003M + 2.150%), 04/20/2031	1,913,784	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 4.403%, (US0003M + 2.400%), 07/18/2027	$488,048	0.0
2,750,000 (1)	BlueMountain CLO 2012-2A DR2 Ltd., 4.799%, (US0003M + 2.900%), 11/20/2028	2,643,968	0.1
1,000,000 (1)	BlueMountain CLO 2013-2A CR, 3.903%, (US0003M + 1.950%), 10/22/2030	957,603	0.0
1,000,000 (1)	BlueMountain CLO 2015-4 CR Ltd., 3.866%, (US0003M + 1.900%), 04/20/2030	950,871	0.0
2,250,000 (1)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.616%, (US0003M + 2.650%), 04/20/2027	2,130,622	0.1
3,750,000 (1)	BlueMountain CLO XXV Ltd. 2019-25A C, 4.736%, (US0003M + 2.450%), 07/15/2032	3,750,956	0.1
250,000 (1)	Bowman Park CLO Ltd. 2014-1A E, 7.310%, (US0003M + 5.400%), 11/23/2025	247,837	0.0
750,000 (1)	Buttermilk Park CLO Ltd. 2018-1A C, 4.101%, (US0003M + 2.100%), 10/15/2031	730,639	0.0
2,000,000 (1)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.186%, (US0003M + 2.250%), 04/27/2027	1,997,326	0.1
250,000 (1)	Carlyle Global Market Strategies CLO 2015-2A DR Ltd., 6.286%, (US0003M + 4.350%), 04/27/2027	244,433	0.0
1,500,000 (1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 4.786%, (US0003M + 2.850%), 07/28/2028	1,449,616	0.1
1,500,000 (1)	Carlyle US CLO 2016-4A BR Ltd., 4.066%, (US0003M + 2.100%), 10/20/2027	1,450,362	0.1
1,000,000 (1)	Cent CLO C17A BR Ltd., 3.786%, (US0003M + 1.850%), 04/30/2031	962,486	0.0
1,500,000 (1)	CIFC Funding 2013-IA BR Ltd., 4.401%, (US0003M + 2.400%), 07/16/2030	1,464,075	0.1
2,000,000 (1)	Cifc Funding 2014-4RA B Ltd., 4.202%, (US0003M + 2.200%), 10/17/2030	1,947,072	0.1
6,250,000 (1)	CIFC Funding 2017-2A C, 4.316%, (US0003M + 2.350%), 04/20/2030	6,178,056	0.2
1,100,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.497%, (US0001M + 0.705%), 09/25/2035	1,080,842	0.0
1,750,000 (1)	Cumberland Park CLO Ltd. 2015-2A CR, 3.766%, (US0003M + 1.800%), 07/20/2028	1,740,567	0.1
500,000 (1)	Cumberland Park CLO Ltd. 2015-2A DR, 4.666%, (US0003M + 2.700%), 07/20/2028	497,809	0.0
845,750 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	877,930	0.0
447,750 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	459,765	0.0
580,500 (1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	609,513	0.0
1,078,000 (1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,118,299	0.0
3,087,000 (1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	3,096,626	0.1
2,330,500 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,400,951	0.1
3,550,000 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,555,041	0.1
2,183,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,260,272	0.1
1,231,250 (1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,279,127	0.0
2,750,000 (1)	Dryden 30 Senior Loan Fund 2013-30A DR, 4.510%, (US0003M + 2.600%), 11/15/2028	2,567,986	0.1
1,750,000 (1)	Dryden 55 CLO Ltd. 2018-55A C, 3.901%, (US0003M + 1.900%), 04/15/2031	1,678,966	0.1
1,150,000 (1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.986%, (US0003M + 3.000%), 10/15/2027	1,139,640	0.0
750,000 (1)	Dryden XXVI Senior Loan Fund 2013-26A CR, 3.851%, (US0003M + 1.850%), 04/15/2029	732,225	0.0
3,061,863 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,178,762	0.1
750,000 (1)	Galaxy XXII CLO Ltd. 2016-22A DR, 5.101%, (US0003M + 3.100%), 07/16/2028	737,138	0.0
976,037 (1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,021,936	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,766,369 (1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	$3,966,304	0.1
1,000,000 (1)	Invitation Homes 2018-SFR1 D Trust, 3.187%, (US0001M + 1.450%), 03/17/2037	999,492	0.0
4,500,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 3.966%, (US0003M + 2.000%), 10/20/2027	4,390,668	0.2
3,750,000 (1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	3,758,374	0.1
1,000,000 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,091,359	0.0
1,350,000 (1)	LCM XVIII L.P. 18A CR, 3.816%, (US0003M + 1.850%), 04/20/2031	1,267,727	0.0
1,000,000 (1)	LCM XX L.P. 20A-CR, 3.916%, (US0003M + 1.950%), 10/20/2027	976,667	0.0
1,500,000 (1)	LCM XX L.P. 20A-DR, 4.766%, (US0003M + 2.800%), 10/20/2027	1,448,172	0.1
2,800,000 (1)	LCM XXII Ltd. 22A CR, 4.766%, (US0003M + 2.800%), 10/20/2028	2,613,262	0.1
951,158 (1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,066,068	0.0
1,000,000 (1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 3.866%, (US0003M + 1.900%), 04/19/2030	977,100	0.0
2,500,000 (1)	Madison Park Funding XIX Ltd. 2015-19A B1R, 4.253%, (US0003M + 2.300%), 01/22/2028	2,500,067	0.1
6,000,000 (1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.790%, (US0003M + 2.850%), 10/15/2032	6,004,092	0.2
1,000,000 (1)	Magnetite VIII Ltd. 2014-8A CR2, 3.851%, (US0003M + 1.850%), 04/15/2031	978,219	0.0
4,000,000 (1)	Mariner CLO 2015-1A DR LLC, 5.616%, (US0003M + 3.650%), 04/20/2029	3,908,240	0.1
1,500,000 (1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,509,787	0.1
1,700,000 (1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,746,780	0.1
1,700,000 (1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,734,420	0.1
2,000,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,027,063	0.1
4,050,000 (1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,066,502	0.1
1,950,000 (1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	1,949,509	0.1
2,931,429 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,964,736	0.1
1,029,931 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,058,298	0.0
2,500,000 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,551,153	0.1
2,372,423 (1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	2,473,177	0.1
1,284,012 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	1,284,056	0.0
1,871,042 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,906,402	0.1
2,300,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 4.590%, (US0003M + 2.450%), 10/16/2032	2,301,203	0.1
700,000 (1)	Ocean Trails CLO IV 2013-4A DR, 4.905%, (US0003M + 3.000%), 08/13/2025	700,666	0.0
2,450,000 (1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 3.852%, (US0003M + 1.850%), 04/17/2027	2,450,069	0.1
2,000,000 (1)	Octagon Investment Partners 31 Ltd. 2017-1A C, 4.366%, (US0003M + 2.400%), 07/20/2030	1,963,440	0.1
2,250,000 (1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 4.251%, (US0003M + 2.250%), 07/15/2029	2,199,744	0.1
600,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 3.816%, (US0003M + 1.850%), 01/20/2031	581,654	0.0
1,000,000 (1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 3.851%, (US0003M + 1.850%), 07/15/2027	981,931	0.0
1,500,000 (1)	OHA Credit Funding 3 Ltd. 2019-3A C, 5.075%, (US0003M + 2.450%), 07/20/2032	1,501,502	0.1
1,545,000 (1)	OHA Credit Partners IX Ltd. 2013-9A DR, 5.266%, (US0003M + 3.300%), 10/20/2025	1,546,276	0.1
2,185,000 (1)	Palmer Square Loan Funding 2017-1A D Ltd., 6.851%, (US0003M + 4.850%), 10/15/2025	2,172,272	0.1
1,500,000 (1)	Palmer Square Loan Funding 2018-1A D Ltd., 5.951%, (US0003M + 3.950%), 04/15/2026	1,438,505	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,000,000 (1)	Palmer Square Loan Funding 2018-1A E Ltd., 7.901%, (US0003M + 5.900%), 04/15/2026	$876,968	0.0
1,500,000 (1),(11)	Palmer Square Loan Funding 2018-2A C Ltd., 3.951%, (US0003M + 1.950%), 07/15/2026	1,456,235	0.1
3,000,000 (1)	Palmer Square Loan Funding 2018-4 D Ltd., 6.160%, (US0003M + 4.250%), 11/15/2026	2,938,776	0.1
1,580,000 (1)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	1,610,372	0.1
580,883 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.789%, 01/25/2036	581,804	0.0
2,450,000 (1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,486,507	0.1
670,000 (1)	Recette CLO Ltd. 2015-1A DR, 4.716%, (US0003M + 2.750%), 10/20/2027	670,042	0.0
3,000,000 (1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	2,999,880	0.1
1,985,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,020,528	0.1
2,050,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,098,818	0.1
3,000,000 (1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,087,899	0.1
2,750,000 (1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,829,615	0.1
3,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,081,935	0.1
4,000,000 (1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,072,819	0.1
2,000,000 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,995,391	0.1
600,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	598,483	0.0
1,936,556 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,083,921	0.1
3,850,000 (1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,833,176	0.1
1,200,000 (1)	Symphony Credit Opportunities Fund Ltd. 2015-2A CR, 4.261%, (US0003M + 2.260%), 07/15/2028	1,200,101	0.0
1,089,000 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,173,174	0.0
1,000,000 (1)	TCI-Flatiron Clo 2017-1A C Ltd., 3.754%, (US0003M + 1.850%), 11/18/2030	969,352	0.0
4,000,000 (1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	4,242,325	0.2
3,450,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,438,899	0.1
2,000,000 (1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 3.953%, (US0003M + 1.950%), 07/18/2031	1,897,618	0.1
1,000,000 (1)	THL Credit Wind River 2016-1A CR CLO Ltd., 4.086%, (US0003M + 2.100%), 07/15/2028	979,241	0.0
2,000,000 (1),(3)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,123,326	0.1
2,500,000 (1),(3)	Towd Point Mortgage Trust 2017-6 A2, 3.000%, 10/25/2057	2,515,269	0.1
1,500,000 (1)	Upland CLO Ltd. 2016-1A BR, 3.816%, (US0003M + 1.850%), 04/20/2031	1,441,347	0.1
1,795,000 (1)	Venture XX CLO Ltd. 2015-20A CR, 3.901%, (US0003M + 1.900%), 04/15/2027	1,752,248	0.1
2,793,000 (1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,825,678	0.1
980,000 (1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	997,767	0.0
3,383,000 (1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,454,652	0.1
2,000,000 (1)	West CLO 2014-2A BR Ltd., 3.751%, (US0003M + 1.750%), 01/16/2027	2,000,196	0.1
		247,656,518	8.5

	Student Loan Asset-Backed Securities: 0.9%
772,634 (1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	780,131	0.0
5,085,203 (1)	Commonbond Student Loan Trust 2019-A-GS A1, 2.540%, 01/25/2047	5,039,705	0.2
303,454 (1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	300,538	0.0
1,086,000 (1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	1,087,068	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
2,150,000 (1),(3)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	$2,114,592	0.1
1,356,240 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,368,065	0.1
4,000,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,793,484	0.1
1,000,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,001,017	0.0
2,250,000 (1),(3)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,297,196	0.1
1,000,000 (1),(3)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,056,777	0.0
1,000,000 (1),(3)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,043,962	0.0
1,000,000 (1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,024,172	0.0
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,041,951	0.0
2,000,000 (1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,018,826	0.1
3,000,000 (1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	2,895,007	0.1
		26,862,491	0.9

	Total Asset-Backed Securities
	(Cost $314,489,960)	315,071,736	10.8

BANK LOANS: 11.9%
	Aerospace & Defense: 0.2%
226,705	1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 5.945%, (US0003M + 4.000%), 04/06/2026	228,729	0.0
464,286	American Airlines, Inc. 2018 Term Loan B, 3.513%, (US0001M + 1.750%), 06/27/2025	466,578	0.0
421,670	Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 5.945%, (US0003M + 4.000%), 04/06/2026	425,436	0.0
379,187	KBR, Inc. Term Loan B, 5.549%, (US0001M + 3.750%), 04/25/2025	382,031	0.0
935,454	Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/2024	902,323	0.1
790,223	TransDigm, Inc. 2018 Term Loan F, 4.299%, (US0001M + 2.500%), 06/09/2023	793,681	0.0
2,229,521	TransDigm, Inc. 2018 Term Loan G, 4.299%, (US0001M + 2.500%), 08/22/2024	2,239,623	0.1
		5,438,401	0.2

	Auto Components: 0.0%
912,532	Broadstreet Partners, Inc. 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 11/08/2023	916,667	0.0

	Automotive: 0.4%
200,000	American Axle and Manufacturing, Inc. Term Loan B, 4.734%, (US0001M + 2.250%), 04/06/2024	199,812	0.0
340,000	Autokiniton US Holdings, Inc. Term Loan, 7.549%, (US0001M + 5.750%), 05/22/2025	329,375	0.0
136,364	Belron Finance US LLC 2018 Term Loan B, 4.151%, (US0003M + 2.250%), 11/13/2025	136,994	0.0
1,113,208	Belron Finance US LLC USD Term Loan B, 4.144%, (US0003M + 2.250%), 11/07/2024	1,120,513	0.0
136,364	Belron Finance US LLC 2019 USD Term Loan B, 4.436%, (US0003M + 2.500%), 10/30/2026	136,994	0.0
192,614	Bright Bidco B.V. 2018 Term Loan B, 5.397%, (US0003M + 3.500%), 06/30/2024	114,846	0.0
3,112,561	Gates Global LLC 2017 USD Repriced Term Loan B, 4.549%, (US0001M + 2.750%), 04/01/2024	3,120,343	0.1
1,226,825	Hertz Corporation, (The) 2016 Term Loan B, 4.656%, (US0003M + 2.750%), 06/30/2023	1,234,110	0.1
148,500	Holley Purchaser, Inc. Term Loan B, 6.927%, (US0003M + 5.000%), 10/24/2025	140,704	0.0
272,458	KAR Auction Services, Inc. 2019 Term Loan B6, 4.063%, (US0001M + 2.250%), 09/19/2026	274,897	0.0
57,619	Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 5.585%, (US0003M + 3.500%), 05/14/2026	57,965	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Automotive: (continued)
1,146,619	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.410%, (US0003M + 3.500%), 05/14/2026	$1,153,499	0.0
1,760,588	Panther BF Aggregator 2 LP USD Term Loan B, 5.305%, (US0001M + 3.500%), 04/30/2026	1,771,209	0.1
1,423,058	Tenneco, Inc. 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 10/01/2025	1,395,664	0.1
641,174	Truck Hero, Inc. 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 04/21/2024	627,549	0.0
		11,814,474	0.4

	Beverage & Tobacco: 0.0%
350,000	Aramark Services, Inc. 2019 Term Loan B4, 3.658%, (US0003M + 1.750%), 01/27/2027	352,297	0.0
965,250	Sunshine Investments B.V. USD Term Loan B3, 5.160%, (US0003M + 3.250%), 03/28/2025	968,266	0.0
		1,320,563	0.0

	Brokers, Dealers & Investment Houses: 0.1%
1,994,964	Brookfield Property REIT Inc. 1st Lien Term Loan B, 4.299%, (US0001M + 2.500%), 08/27/2025	1,984,989	0.1
943,608	Forest City Enterprises, L.P. 2019 Term Loan B, 5.299%, (US0001M + 3.500%), 12/08/2025	948,522	0.0
		2,933,511	0.1

	Building & Development: 0.4%
427,418	Advanced Drainage Systems Inc Term Loan B, 4.013%, (US0001M + 2.250%), 07/31/2026	432,226	0.0
1,244,608	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.300%, (US0001M + 2.500%), 03/24/2024	1,250,443	0.0
1,634,997	Core & Main LP 2017 Term Loan B, 4.528%, (US0001M + 2.750%), 08/01/2024	1,635,664	0.1
1,931,521	GYP Holdings III Corp. 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 06/01/2025	1,937,557	0.1
991,711	Henry Company LLC Term Loan B, 5.799%, (US0001M + 4.000%), 10/05/2023	997,289	0.0
112,500	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 5.799%, (US0003M + 4.000%), 05/30/2025	106,312	0.0
1,879,141	MX Holdings US, Inc. 2018 USD Term Loan B1C, 4.549%, (US0001M + 2.750%), 07/31/2025	1,892,060	0.1
1,400,000	Quikrete Holdings Inc Term Loan, 4.549%, (US0001M + 2.750%), 11/15/2023	1,408,875	0.1
644,080	Werner FinCo LP 2017 Term Loan, 5.799%, (US0001M + 4.000%), 07/24/2024	644,080	0.0
		10,304,506	0.4

	Business Equipment & Services: 1.1%
443,384	24-7 Intouch Inc 2018 Term Loan, 6.049%, (US0001M + 4.250%), 08/25/2025	427,311	0.0
2,067,946	AlixPartners, LLP 2017 Term Loan B, 4.549%, (US0001M + 2.750%), 04/04/2024	2,082,901	0.1
642,190	Ascend Learning, LLC 2017 Term Loan B, 4.799%, (US0001M + 3.000%), 07/12/2024	646,738	0.0
216,456	Big Ass Fans, LLC 2018 Term Loan, 5.695%, (US0003M + 3.750%), 05/21/2024	217,674	0.0
1,022,132	Canyon Valor Companies, Inc. USD 2017 Term Loan B1, 4.549%, (US0001M + 2.750%), 06/16/2023	1,023,410	0.0
587,600	Colorado Buyer Inc Term Loan B, 4.740%, (US0001M + 3.000%), 05/01/2024	521,984	0.0
643,024	Convergint Technologies LLC 2018 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 02/03/2025	641,416	0.0
928,118	EIG Investors Corp. 2018 1st Lien Term Loan, 5.669%, (US0003M + 3.750%), 02/09/2023	920,384	0.0
923,926	Ellie Mae, Inc. Term Loan, 5.945%, (US0003M + 4.000%), 04/17/2026	927,776	0.0
791,497	EVO Payments International LLC 2018 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 12/22/2023	799,907	0.0
1,629,102	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 5.049%, (US0001M + 3.250%), 10/01/2025	1,645,393	0.1
575,609	GreenSky Holdings, LLC 2018 Term Loan B, 5.063%, (US0001M + 3.250%), 03/31/2025	577,048	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
594	Guidehouse LLP 2018 Term Loan, 6.299%, (US0001M + 4.500%), 05/01/2025	$592	0.0
401,896	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.064%, (US0003M + 4.000%), 11/21/2024	382,974	0.0
146,899	iQor US Inc. Term Loan B, 7.099%, (US0003M + 5.000%), 04/01/2021	127,215	0.0
1,740,212	KUEHG Corp. 2018 Incremental Term Loan, 5.695%, (US0003M + 3.750%), 02/21/2025	1,746,738	0.1
1,041,722	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.324%, (US0003M + 3.250%), 03/13/2025	1,044,760	0.1
100,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.685%, (US0003M + 7.500%), 03/13/2026	100,500	0.0
497,455	NeuStar, Inc. 2018 Term Loan B4, 5.299%, (US0001M + 3.500%), 08/08/2024	460,561	0.0
989,062	NVA Holdings, Inc. Term Loan B3, 6.500%, (PRIME + 1.750%), 02/02/2025	989,449	0.0
888,587	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 01/03/2025	895,252	0.0
1,624,587	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 05/01/2025	1,630,172	0.1
493,144	Prometric Holdings, Inc. 1st Lien Term Loan, 4.792%, (US0001M + 3.000%), 01/29/2025	493,452	0.0
2,509,830	Red Ventures, LLC 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 11/08/2024	2,535,189	0.1
643,348	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.049%, (US0001M + 3.250%), 05/30/2025	641,941	0.0
147,000	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.409%, (US0003M + 5.500%), 12/20/2024	147,582	0.0
81,499	Sandvine Corporation 2018 1st Lien Term Loan, 6.299%, (US0001M + 4.500%), 11/02/2025	80,531	0.0
633,456	Solera Holdings, Inc. USD Term Loan B, 4.549%, (US0001M + 2.750%), 03/03/2023	635,549	0.0
396,241	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.049%, (US0001M + 4.250%), 07/30/2025	398,717	0.0
1,054,700	Staples, Inc. 7 Year Term Loan, 6.691%, (US0001M + 5.000%), 04/16/2026	1,037,780	0.1
606,106	SurveyMonkey Inc. 2018 Term Loan B, 5.380%, (US0001W + 3.750%), 10/10/2025	608,379	0.0
1,295,678	Verifone Systems, Inc. 2018 1st Lien Term Loan, 5.899%, (US0003M + 4.000%), 08/20/2025	1,282,721	0.1
1,139,806	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 02/28/2025	1,148,829	0.1
2,012,075	Verscend Holding Corp. 2018 Term Loan B, 6.299%, (US0001M + 4.500%), 08/27/2025	2,028,423	0.1
1,399,679	West Corporation 2017 Term Loan, 5.927%, (US0003M + 4.000%), 10/10/2024	1,189,727	0.1
689,570	West Corporation 2018 Term Loan B1, 5.427%, (US0003M + 3.500%), 10/10/2024	581,968	0.0
100,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.785%, (US0001M + 10.000%), 07/10/2026	88,500	0.0
630,008	Yak Access, LLC 2018 1st Lien Term Loan B, 6.792%, (US0001M + 5.000%), 07/11/2025	611,108	0.0
		31,320,551	1.1

	Cable & Satellite Television: 0.2%
1,538,112	CSC Holdings, LLC 2019 Term Loan B5, 4.240%, (US0001M + 2.500%), 04/15/2027	1,549,648	0.1
1,481,147	Radiate Holdco, LLC 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 02/01/2024	1,488,206	0.1
600,000	Telesat Canada Term Loan B5, 4.630%, (US0003M + 2.750%), 12/07/2026	604,500	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Cable & Satellite Television: (continued)
1,149,808	Virgin Media Bristol LLC USD Term Loan N, 4.240%, (US0001M + 2.500%), 01/31/2028	$1,158,431	0.0
		4,800,785	0.2

	Chemicals & Plastics: 0.3%
1,347,204	Alpha 3 B.V. 2017 Term Loan B1, 4.945%, (US0003M + 3.000%), 01/31/2024	1,352,818	0.1
279,300	Ascend Performance Materials Operations LLC 2019 Term Loan B, 7.195%, (US0003M + 5.250%), 08/27/2026	280,696	0.0
670,315	Composite Resins Holding B.V. 2018 Term Loan B, 6.144%, (US0003M + 4.250%), 08/01/2025	672,410	0.0
1,136,282	Diamond (BC) B.V. USD Term Loan, 4.927%, (US0003M + 3.000%), 09/06/2024	1,117,817	0.0
557,511	Encapsys, LLC 1st Lien Term Loan, 5.299%, (US0001M + 3.500%), 11/07/2024	562,389	0.0
596	Platform Specialty Products Corporation Term Loan, 3.702%, (US0003M + 2.000%), 11/15/2025	600	0.0
894,619	Polar US Borrower, LLC 2018 1st Lien Term Loan, 6.791%, (US0003M + 4.750%), 10/15/2025	892,383	0.0
2,598,674	Starfruit Finco B.V 2018 USD Term Loan B, 4.960%, (US0001M + 3.250%), 10/01/2025	2,605,155	0.1
1,494,013	Tronox Finance LLC Term Loan B, 4.610%, (US0001M + 2.750%), 09/23/2024	1,498,449	0.1
180,000	Univar Inc. 2019 USD Term Loan B5, 3.799%, (US0001M + 2.000%), 07/01/2026	180,816	0.0
		9,163,533	0.3

	Clothing/Textiles: 0.0%
1,236,144	Varsity Brands, Inc. 2017 Term Loan B, 5.295%, (US0001M + 3.500%), 12/15/2024	1,218,374	0.0

	Consumer, Cyclical: 0.0%
975,685	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.299%, (US0001M + 3.500%), 05/30/2025	743,785	0.0

	Containers & Glass Products: 0.5%
893,707	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.907%, (US0006M + 3.000%), 04/22/2024	872,481	0.0
1,651,700	Berry Global, Inc. USD Term Loan U, 4.215%, (US0003M + 2.500%), 07/01/2026	1,659,156	0.1
1,282,056	BWAY Holding Company 2017 Term Loan B, 5.234%, (US0003M + 3.250%), 04/03/2024	1,279,852	0.1
1,397,975	Charter NEX US, Inc. Incremental Term Loan, 5.299%, (US0001M + 3.500%), 05/16/2024	1,408,809	0.1
2,003	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.548%, (US0001M + 2.750%), 05/22/2024	2,014	0.0
806,699	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.091%, (US0003M + 3.000%), 12/29/2023	801,859	0.0
1,018,888	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.349%, (US0003M + 3.250%), 06/29/2025	1,013,539	0.1
395,237	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.240%, (US0001M + 3.500%), 05/01/2025	363,618	0.0
641,311	Plastipak Packaging, Inc. 2018 Term Loan B, 4.940%, (US0001M + 2.500%), 10/14/2024	641,511	0.0
3,462,771	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.549%, (US0001M + 2.750%), 02/05/2023	3,478,461	0.1
888,189	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.549%, (US0001M + 2.750%), 10/31/2024	892,259	0.0
789,991	TricorBraun Hldgs Inc First Lien Term Loan, 5.698%, (US0003M + 3.750%), 11/30/2023	784,395	0.0
		13,197,954	0.5

	Cosmetics/Toiletries: 0.0%
148,125	Anastasia Parent, LLC 2018 Term Loan B, 5.677%, (US0003M + 3.750%), 08/11/2025	127,110	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Cosmetics/Toiletries: (continued)
720,915	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 06/30/2024	$713,105	0.0
		840,215	0.0

	Drugs: 0.1%
6,307	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.550%, (US0001M + 4.750%), 04/02/2022	5,475	0.0
1,135,842	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.063%, (US0001M + 4.250%), 04/29/2024	1,082,093	0.1
1,038,362	Horizon Therapeutics USA Inc Term Loan B, 4.000%, (US0003M + 2.250%), 05/22/2026	1,047,447	0.0
		2,135,015	0.1

	Ecological Services & Equipment: 0.0%
1,367,688	GFL Environmental Inc. 2018 USD Term Loan B, 4.799%, (US0001M + 3.000%), 05/30/2025	1,371,473	0.0

	Electronics/Electrical: 1.8%
422,227	ABC Financial Services, Inc. 1st Lien Term Loan, 5.995%, (US0003M + 4.250%), 01/02/2025	421,171	0.0
1,537,307	Barracuda Networks, Inc. 1st Lien Term Loan, 5.160%, (US0003M + 3.250%), 02/12/2025	1,548,837	0.1
1,194,780	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.049%, (US0001M + 4.250%), 10/02/2025	1,183,018	0.1
643,719	Brave Parent Holdings, Inc. 1st Lien Term Loan, 5.927%, (US0003M + 4.000%), 04/18/2025	634,331	0.0
680,169	Cohu, Inc. 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 10/01/2025	676,768	0.0
1,142,228	Compuware Corporation 2018 Term Loan B, 5.799%, (US0001M + 4.000%), 08/22/2025	1,150,318	0.1
819,224	Dynatrace LLC 2018 1st Lien Term Loan, 4.549%, (US0001M + 2.750%), 08/22/2025	825,437	0.0
148,500	EagleView Technology Corporation 2018 Add On Term Loan B, 5.409%, (US0003M + 3.500%), 08/14/2025	140,333	0.0
395,861	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.195%, (US0003M + 4.250%), 06/26/2025	368,151	0.0
1,626,310	Epicor Software Corporation 1st Lien Term Loan, 5.050%, (US0001M + 3.250%), 06/01/2022	1,639,524	0.1
407,158	Exact Merger Sub LLC 1st Lien Term Loan, 6.195%, (US0003M + 4.250%), 09/27/2024	408,227	0.0
890,525	GlobalFoundries Inc USD Term Loan B, 6.750%, (US0003M + 4.750%), 06/05/2026	863,809	0.0
1,058,392	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.049%, (US0001M + 3.250%), 12/01/2023	1,063,816	0.0
595,000	Helios Software Holdings, Inc. USD Term Loan, 6.183%, (US0003M + 4.250%), 10/24/2025	591,839	0.0
250,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 8.799%, (US0001M + 7.000%), 07/07/2025	253,750	0.0
1,672,403	Hyland Software, Inc. 2018 1st Lien Term Loan, 5.299%, (US0001M + 3.500%), 07/01/2024	1,688,256	0.1
1,213,900	Imperva, Inc. 1st Lien Term Loan, 5.986%, (US0003M + 4.000%), 01/12/2026	1,144,101	0.0
110,000	Imperva, Inc. 2nd Lien Term Loan, 9.736%, (US0003M + 7.750%), 01/10/2027	99,000	0.0
2,134,897	Infor (US), Inc. Term Loan B6, 4.695%, (US0003M + 2.750%), 02/01/2022	2,146,906	0.1
1,675,465	Informatica Corporation 2018 USD Term Loan, 5.049%, (US0001M + 3.250%), 08/05/2022	1,684,628	0.1
1,554,853	Kronos Incorporated 2017 Term Loan B, 4.909%, (US0003M + 3.000%), 11/01/2023	1,564,571	0.1
305,999	MA FinanceCo., LLC USD Term Loan B3, 4.299%, (US0001M + 2.500%), 06/21/2024	307,192	0.0
2,895,730	McAfee, LLC 2018 USD Term Loan B, 5.555%, (US0001M + 3.750%), 09/30/2024	2,912,018	0.1
2,376,403	MH Sub I, LLC 2017 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 09/13/2024	2,389,771	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
400,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.299%, (US0001M + 7.500%), 09/15/2025	$401,500	0.0
863,350	Project Boost Purchaser, LLC 2019 Term Loan B, 5.299%, (US0001M + 3.500%), 06/01/2026	868,566	0.0
670,737	Project Leopard Holdings, Inc. 2019 Term Loan, 6.049%, (US0001M + 4.250%), 07/07/2023	674,091	0.0
1,556,781	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.177%, (US0003M + 4.250%), 05/16/2025	1,545,105	0.1
115,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.177%, (US0003M + 8.250%), 05/18/2026	112,772	0.0
1,776,035	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.902%, (US0003M + 3.000%), 11/03/2023	1,740,515	0.1
741,382	Riverbed Technology, Inc. 2016 Term Loan, 5.050%, (US0001M + 3.250%), 04/24/2022	651,356	0.0
90,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.049%, (US0001M + 8.250%), 11/27/2026	75,825	0.0
825,850	Rocket Software, Inc. 2018 Term Loan, 6.049%, (US0001M + 4.250%), 11/28/2025	805,720	0.0
1,882,728	RP Crown Parent LLC Term Loan B, 4.555%, (US0001M + 2.750%), 10/12/2023	1,893,695	0.1
2,066,484	Seattle Spinco, Inc. USD Term Loan B3, 4.299%, (US0001M + 2.500%), 06/21/2024	2,074,543	0.1
1,041,987	Severin Acquisition, LLC 2018 Term Loan B, 4.894%, (US0003M + 3.000%), 08/01/2025	1,038,405	0.0
950,225	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.049%, (US0001M + 4.250%), 07/01/2026	956,758	0.0
393,774	SkillSoft Corporation 1st Lien Term Loan, 6.946%, (US0003M + 4.750%), 04/28/2021	306,487	0.0
2,994,905	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 02/05/2024	3,021,734	0.1
636,087	SonicWall US Holdings Inc. 1st Lien Term Loan, 5.399%, (US0003M + 3.500%), 05/16/2025	621,510	0.0
100,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 9.399%, (US0003M + 7.500%), 05/18/2026	89,500	0.0
119,162	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.049%, (US0001M + 2.250%), 04/16/2025	120,084	0.0
171,864	SS&C Technologies Inc. 2018 Term Loan B3, 4.049%, (US0001M + 2.250%), 04/16/2025	173,193	0.0
1,337,590	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 6.945%, (US0003M + 5.000%), 05/29/2026	1,252,653	0.1
645,125	TriTech Software Systems 2018 Term Loan B, 5.549%, (US0001M + 3.750%), 08/29/2025	618,245	0.0
424,292	TTM Technologies, Inc. 2017 Term Loan, 4.191%, (US0001M + 2.500%), 09/28/2024	425,884	0.0
2,365,000	Ultimate Software Group Inc(The) Term Loan B, 5.549%, (US0001M + 3.750%), 05/04/2026	2,380,767	0.1
1,653,274	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.323%, (US0001M + 4.500%), 01/27/2023	1,597,476	0.1
1,120,065	Vertafore, Inc. 2018 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 07/02/2025	1,109,213	0.0
350,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.049%, (US0001M + 7.250%), 07/02/2026	347,958	0.0
73,181	Web.com Group, Inc. 2018 2nd Lien Term Loan, 9.495%, (US0003M + 7.750%), 10/09/2026	70,650	0.0
390,845	Web.com Group, Inc. 2018 Term Loan B, 5.495%, (US0003M + 3.750%), 10/10/2025	390,601	0.0
542,466	Xperi Corporation 2018 Term Loan B1, 4.299%, (US0001M + 2.500%), 12/01/2023	543,991	0.0
		51,614,569	1.8

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Financial: 0.0%
180,855	Blucora, Inc. 2017 Term Loan B, 4.799%, (US0001M + 3.000%), 05/22/2024	$181,081	0.0

	Financial Intermediaries: 0.3%
1,634,560	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 06/15/2025	1,638,137	0.1
333,751	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 4.049%, (US0001M + 2.250%), 04/23/2026	336,146	0.0
940,603	Cushman & Wakefield U.S. Borrower, LLC 2018 Add On Term Loan B, 5.049%, (US0001M + 3.250%), 08/21/2025	945,453	0.0
2,897,636	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.035%, (US0001M + 3.250%), 07/21/2025	2,917,557	0.1
1,278,550	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.299%, (US0001M + 2.500%), 07/03/2024	1,288,938	0.1
253,418	VFH Parent LLC 2019 Term Loan B, 5.197%, (US0001M + 3.500%), 03/01/2026	254,716	0.0
930,364	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.349%, (US0001M + 3.250%), 07/01/2026	938,214	0.0
		8,319,161	0.3

	Food Products: 0.3%
559,350	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.486%, (US0001M + 3.750%), 10/01/2025	562,759	0.0
100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 9.486%, (US0001M + 7.750%), 10/01/2026	99,000	0.0
746,625	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.734%, (US0003M + 3.750%), 07/07/2024	755,958	0.0
647,383	B&G Foods, Inc. 2019 Term Loan B4, 4.299%, (US0001M + 2.500%), 10/10/2026	653,857	0.0
1,390,810	CHG PPC Parent LLC 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 03/31/2025	1,397,764	0.1
1,796,826	IRB Holding Corp 1st Lien Term Loan, 5.216%, (US0003M + 3.250%), 02/05/2025	1,808,180	0.1
1,130,152	JBS USA Lux S.A. 2019 Term Loan B, 3.799%, (US0001M + 2.000%), 05/01/2026	1,139,335	0.0
552,084	NPC International, Inc. 1st Lien Term Loan, 5.427%, (US0003M + 3.500%), 04/19/2024	257,271	0.0
1,290,450	Sigma Bidco B.V. 2018 USD Term Loan B, 5.085%, (US0003M + 3.000%), 07/02/2025	1,294,214	0.1
		7,968,338	0.3

	Food Service: 0.2%
1,000,000	1011778 B.C. Unlimited Liability Company Term Loan B4, 3.549%, (US0001M + 1.750%), 11/19/2026	1,002,494	0.0
412,925	Carrols Restaurant Group, Inc. Term Loan B, 5.050%, (US0001M + 3.250%), 04/30/2026	407,591	0.0
143,883	Fogo De Chao, Inc. 2018 Add On Term Loan, 6.049%, (US0001M + 4.250%), 04/07/2025	144,422	0.0
2,912,506	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.692%, (US0003M + 2.750%), 10/04/2023	2,926,737	0.1
908,675	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.487%, (US0001M + 3.688%), 05/23/2025	902,428	0.0
788,025	US Foods, Inc. 2019 Term Loan B, 3.799%, (US0001M + 2.000%), 09/13/2026	792,368	0.0
1,000,000	Welbilt, Inc. 2018 Term Loan B, 4.299%, (US0001M + 2.500%), 10/23/2025	1,005,000	0.1
		7,181,040	0.2

	Food/Drug Retailers: 0.2%
2,101,845	Albertsons, LLC 2019 Term Loan B7, 4.549%, (US0001M + 2.750%), 11/17/2025	2,123,647	0.1
811,900	Albertsons, LLC 2019 Term Loan B8, 4.549%, (US0001M + 2.750%), 08/17/2026	820,479	0.0
1,139,811	EG Finco Limited 2018 USD Term Loan, 5.961%, (US0003M + 4.000%), 02/07/2025	1,136,819	0.1
147,375	EG Group Limited 2018 USD Term Loan B, 5.961%, (US0003M + 4.000%), 02/07/2025	146,988	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food/Drug Retailers: (continued)
145,500	Moran Foods LLC Term Loan, 8.549%, (US0001M + 6.750%), 12/05/2023	$53,289	0.0
475,000	Portillo Restaurant Group (The) Term Loan, 7.213%, (US0003M + 5.500%), 09/06/2024	475,594	0.0
983,822	United Natural Foods, Inc. Term Loan B, 6.049%, (US0001M + 4.250%), 10/22/2025	845,841	0.0
		5,602,657	0.2

	Forest Products: 0.0%
325,000	LABL, Inc. 2019 USD Term Loan, 6.299%, (US0001M + 4.500%), 07/01/2026	326,625	0.0

	Health Care: 1.3%
148,500	Accelerated Health Systems, LLC Term Loan B, 5.236%, (US0001M + 3.500%), 10/31/2025	148,871	0.0
1,416,000	ADMI Corp. 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 04/30/2025	1,420,425	0.1
397,000	Agiliti Health, Inc Term Loan, 4.750%, (US0001M + 3.000%), 01/04/2026	399,977	0.0
146,250	Air Methods Corporation 2017 Term Loan B, 5.445%, (US0003M + 3.500%), 04/22/2024	128,456	0.0
2,096,662	Athenahealth, Inc. 2019 Term Loan B, 6.401%, (US0003M + 4.500%), 02/11/2026	2,110,622	0.1
637,723	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.299%, (US0001M + 3.500%), 05/10/2023	636,926	0.0
1,956,470	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 5.549%, (US0001M + 3.750%), 02/27/2026	1,969,514	0.1
2,472,959	Bausch Health Companies, Inc. 2018 Term Loan B, 4.740%, (US0001M + 3.000%), 06/02/2025	2,491,120	0.1
2,101,577	Change Healthcare Holdings LLC 2017 Term Loan B, 4.299%, (US0001M + 2.500%), 03/01/2024	2,111,866	0.1
1,049,199	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.799%, (US0001M + 3.000%), 06/07/2023	1,057,462	0.0
375,000	Da Vinci Purchaser Corp. 2019 Term Loan, 6.408%, (US0003M + 4.500%), 12/03/2026	375,469	0.0
1,783,297	DaVita, Inc. 2019 Term Loan B, 4.049%, (US0001M + 2.250%), 08/12/2026	1,798,249	0.1
645,333	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 06/06/2025	643,182	0.0
245,999	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.410%, (US0003M + 4.500%), 12/20/2024	239,849	0.0
480,000	Emerald TopCo Inc Term Loan, 5.299%, (US0001M + 3.500%), 07/24/2026	483,540	0.0
2,481,811	Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 10/10/2025	2,126,086	0.1
1,386,617	ExamWorks Group, Inc. 2017 Term Loan, 5.049%, (US0001M + 3.250%), 07/27/2023	1,399,617	0.1
543,484	Global Medical Response, Inc. 2017 Term Loan B2, 6.049%, (US0001M + 4.250%), 03/14/2025	527,471	0.0
789,122	Global Medical Response, Inc. 2018 Term Loan B1, 5.035%, (US0001M + 3.250%), 04/28/2022	774,080	0.0
850,796	GoodRx, Inc. 1st Lien Term Loan, 4.549%, (US0001M + 2.750%), 10/10/2025	858,241	0.0
1,086,411	Inovalon Holdings, Inc. 2018 Term Loan B, 5.250%, (US0001M + 3.500%), 04/02/2025	1,093,654	0.0
2,581,601	Jaguar Holding Company II 2018 Term Loan, 4.299%, (US0001M + 2.500%), 08/18/2022	2,598,454	0.1
274,313	Medical Solutions L.L.C. 2017 Term Loan, 6.299%, (US0001M + 4.500%), 06/14/2024	273,884	0.0
849,168	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.695%, (US0003M + 2.750%), 06/07/2023	839,968	0.0
242,571	nThrive, Inc. 2016 1st Lien Term Loan, 6.299%, (US0001M + 4.500%), 10/20/2022	205,276	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
2,104,316	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.306%, (US0003M + 3.250%), 06/30/2025	$2,083,273	0.1
798,000	Phoenix Guarantor Inc Term Loan B, 6.210%, (US0001M + 4.500%), 03/05/2026	803,486	0.0
983,197	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.299%, (US0001M + 4.500%), 11/17/2025	992,312	0.0
1,141,679	Select Medical Corporation 2017 Term Loan B, 4.580%, (US0003M + 2.500%), 03/06/2025	1,145,590	0.1
1,020,000	Sotera Health Holdings, LLC 2019 Term Loan, 6.289%, (US0003M + 4.500%), 12/11/2026	1,024,675	0.0
2,130,791	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.050%, (US0001M + 3.250%), 09/02/2024	2,127,062	0.1
394,342	Tecomet Inc. 2017 Repriced Term Loan, 4.995%, (US0003M + 3.250%), 05/01/2024	395,635	0.0
638,009	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.799%, (US0001M + 3.000%), 06/23/2024	635,058	0.0
188,575	Vizient, Inc. 2019 Term Loan B5, 4.549%, (US0001M + 2.750%), 05/06/2026	190,264	0.0
1,286,780	Wink Holdco, Inc 1st Lien Term Loan B, 4.799%, (US0001M + 3.000%), 12/02/2024	1,287,584	0.1
		37,397,198	1.3

	Home Furnishings: 0.0%
865,000	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.944%, (US0001M + 3.250%), 09/23/2026	868,364	0.0

	Industrial: 0.1%
2,140,688	NCI Building Systems, Inc. 2018 Term Loan, 5.486%, (US0001M + 3.750%), 04/12/2025	2,139,779	0.1

	Industrial Equipment: 0.2%
605,000	APi Group DE, Inc. Term Loan B, 4.299%, (US0001M + 2.500%), 10/01/2026	610,577	0.0
396,620	CPM Holdings, Inc. 2018 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 11/17/2025	394,307	0.0
708,275	EWT Holdings III Corp. 2017 Repriced Term Loan, 4.799%, (US0001M + 3.000%), 12/20/2024	712,480	0.0
1,718,612	Filtration Group Corporation 2018 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 03/29/2025	1,727,849	0.1
1,257,425	Gardner Denver, Inc. 2017 USD Term Loan B, 4.549%, (US0001M + 2.750%), 07/30/2024	1,266,725	0.1
695,000	Granite Holdings US Acquisition Co. Term Loan B, 7.211%, (US0003M + 5.250%), 09/30/2026	698,475	0.0
694,450	Kenan Advantage Group, Inc. 2015 Term Loan, 4.799%, (US0001M + 3.000%), 07/31/2022	691,268	0.0
175,438	Kenan Advantage Group, Inc. CAD Term Loan B, 4.799%, (US0001M + 3.000%), 07/31/2022	174,634	0.0
		6,276,315	0.2

	Insurance: 0.8%
866,789	Achilles Acquisition LLC 2018 Term Loan, 5.813%, (US0001M + 4.000%), 10/13/2025	877,082	0.0
3,212,467	Acrisure, LLC 2017 Term Loan B, 6.195%, (US0003M + 4.250%), 11/22/2023	3,218,892	0.1
396,241	Alera Group Holdings, Inc. 2018 Term Loan B, 6.299%, (US0001M + 4.500%), 08/01/2025	398,717	0.0
2,054,080	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 05/09/2025	2,057,289	0.1
1,636,786	AmWINS Group, Inc. 2017 Term Loan B, 4.533%, (US0001M + 2.750%), 01/25/2024	1,651,721	0.1
1,282,983	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.195%, (US0003M + 3.250%), 09/19/2024	1,289,531	0.0
150,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.945%, (US0003M + 7.000%), 09/19/2025	153,938	0.0

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance: (continued)
148,500	Aretec Group, Inc. 2018 Term Loan, 6.049%, (US0001M + 4.250%), 10/01/2025	$147,015	0.0
1,838,468	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.299%, (US0001M + 3.500%), 10/22/2024	1,846,281	0.1
1,632,927	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.550%, (US0001M + 2.750%), 04/29/2024	1,643,132	0.0
2,436,762	Hub International Limited 2018 Term Loan B, 4.690%, (US0003M + 2.750%), 04/25/2025	2,438,855	0.1
2,092,274	NFP Corp. Term Loan B, 4.799%, (US0001M + 3.000%), 01/08/2024	2,087,230	0.1
3,070,886	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 12/31/2025	3,077,795	0.1
2,377,006	USI, Inc. 2017 Repriced Term Loan, 4.945%, (US0003M + 3.000%), 05/16/2024	2,379,680	0.1
		23,267,158	0.8

	Leisure Good/Activities/Movies: 0.6%
1,693,456	AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.800%, (US0001M + 3.000%), 04/22/2026	1,707,851	0.1
1,254,995	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.299%, (US0001M + 2.500%), 05/23/2025	1,261,793	0.1
1,045,000	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.695%, (US0003M + 2.750%), 09/18/2024	992,314	0.0
1,994,701	Crown Finance US, Inc. 2018 USD Term Loan, 4.049%, (US0001M + 2.250%), 02/28/2025	1,994,978	0.1
423,897	Crown Finance US, Inc. 2019 Incremental Term Loan, 4.299%, (US0001M + 2.500%), 09/30/2026	424,957	0.0
1,250,000	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.299%, (US0001M + 2.500%), 02/01/2024	1,258,007	0.0
1,630,746	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 03/08/2024	1,640,593	0.1
1,664,850	Fitness International, LLC 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 04/18/2025	1,666,412	0.1
542,120	GVC Holdings PLC 2018 USD Term Loan B2, 4.446%, (US0006M + 2.250%), 03/29/2024	545,735	0.0
1,239,886	Intrawest Resorts Holdings, Inc. Term Loan B1, 4.549%, (US0001M + 2.750%), 07/31/2024	1,248,992	0.0
1,139,353	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.300%, (US0001M + 3.500%), 07/03/2024	1,142,666	0.0
1,726,841	Life Time, Inc. 2017 Term Loan B, 4.659%, (US0003M + 2.750%), 06/10/2022	1,733,533	0.1
53,434	Motion Finco Sarl Delayed Draw Term Loan B2, 5.156%, (US0003M + 3.250%), 11/04/2026	54,102	0.0
406,566	Motion Finco Sarl USD Term Loan B1, 5.156%, (US0003M + 3.250%), 11/13/2026	411,648	0.0
120,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 8.799%, (US0001M + 7.000%), 10/19/2026	109,800	0.0
795,000	Playtika Holding Corp Term Loan B, 7.799%, (US0001M + 6.000%), 12/10/2024	804,937	0.0
500,784	SRAM, LLC 2018 Term Loan B, 4.591%, (US0001M + 2.750%), 03/15/2024	505,153	0.0
645,987	WeddingWire, Inc. 1st Lien Term Loan, 6.299%, (US0001M + 4.500%), 12/19/2025	650,009	0.0
100,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.049%, (US0001M + 8.250%), 12/21/2026	99,000	0.0
246,250	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.049%, (US0001M + 2.250%), 07/02/2025	247,738	0.0
		18,500,218	0.6

	Lodging & Casinos: 0.6%
188,203	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 5.573%, (US0001M + 3.750%), 02/02/2026	190,085	0.0
3,687,111	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.549%, (US0001M + 2.750%), 12/23/2024	3,697,354	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos: (continued)
129,349	Eldorado Resorts LLC 2017 Term Loan B, 4.047%, (US0001M + 2.250%), 04/17/2024	$129,450	0.0
1,447,891	Everi Payments Inc. Term Loan B, 4.549%, (US0001M + 2.750%), 05/09/2024	1,452,415	0.1
1,380,899	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.800%, (US0001M + 3.000%), 10/21/2024	1,387,355	0.0
2,199,617	PCI Gaming Authority Term Loan, 4.299%, (US0001M + 2.500%), 05/29/2026	2,216,801	0.1
3,325,667	Scientific Games International, Inc. 2018 Term Loan B5, 4.549%, (US0001M + 2.750%), 08/14/2024	3,339,326	0.1
3,179,762	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.445%, (US0003M + 3.500%), 07/10/2025	3,211,798	0.1
1,779,261	Station Casinos LLC 2016 Term Loan B, 4.300%, (US0001M + 2.500%), 06/08/2023	1,789,367	0.1
		17,413,951	0.6

	Nonferrous Metals/Minerals: 0.1%
2,449,637	Covia Holdings Corporation Term Loan, 6.043%, (US0003M + 4.000%), 06/01/2025	1,898,468	0.1
821,400	U.S. Silica Company 2018 Term Loan B, 5.813%, (US0001M + 4.000%), 05/01/2025	730,362	0.0
		2,628,830	0.1

	Oil & Gas: 0.1%
390,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 8.549%, (US0001M + 6.750%), 10/29/2025	283,075	0.0
945,250	Lower Cadence Holdings LLC Term Loan B, 5.799%, (US0001M + 4.000%), 05/22/2026	937,570	0.1
528,675	Lucid Energy Group II LLC Incremental Term Loan B2, 4.792%, (US0001M + 3.000%), 02/19/2025	486,821	0.0
2,271	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 6.945%, (US0003M + 5.000%), 05/09/2025	1,336	0.0
148,500	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 09/29/2025	149,243	0.0
56,725	Navitas Midstream Midland Basin, LLC Term Loan B, 6.299%, (US0001M + 4.500%), 12/13/2024	53,463	0.0
363,175	UGI Energy Services, LLC Term Loan B, 5.549%, (US0001M + 3.750%), 08/13/2026	365,445	0.0
		2,276,953	0.1

	Publishing: 0.1%
2,164,873	Meredith Corporation 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 01/31/2025	2,180,839	0.1

	Radio & Television: 0.5%
1,293,204	A-L Parent LLC 2016 1st Lien Term Loan, 5.042%, (US0001M + 3.250%), 12/01/2023	1,149,875	0.0
633,413	Clear Channel Outdoor Holdings, Inc. Term Loan B, 5.299%, (US0001M + 3.500%), 08/21/2026	637,966	0.0
289,275	Cumulus Media New Holdings Inc. Term Loan B, 5.549%, (US0001M + 3.750%), 03/31/2026	292,770	0.0
2,403,975	Diamond Sports Group, LLC Term Loan, 5.030%, (US0001M + 3.250%), 08/24/2026	2,403,975	0.1
1,687,983	Entercom Media Corp. 2019 Term Loan, 4.305%, (US0001M + 2.500%), 11/18/2024	1,704,863	0.1
1,134,428	NASCAR Holdings, Inc Term Loan B, 4.495%, (US0003M + 2.750%), 10/19/2026	1,148,076	0.0
2,984,540	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.452%, (US0001M + 2.750%), 09/18/2026	3,004,438	0.1
2,288,040	Sinclair Television Group Inc. Term Loan B2B, 4.240%, (US0001M + 2.500%), 09/30/2026	2,299,123	0.1
540,000	Terrier Media Buyer, Inc. Term Loan B, 6.158%, (US0003M + 4.250%), 12/17/2026	546,075	0.0
1,749,451	Univision Communications Inc. Term Loan C5, 4.549%, (US0001M + 2.750%), 03/15/2024	1,730,394	0.1
		14,917,555	0.5

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Rail Industries: 0.0%
305,000	Genesee & Wyoming Inc. (New) Term Loan, 3.906%, (US0003M + 2.000%), 12/30/2026	$308,336	0.0

	Retailers (Except Food & Drug): 0.2%
245,590	Academy, Ltd. 2015 Term Loan B, 5.692%, (US0001M + 4.000%), 07/01/2022	202,766	0.0
1,037,651	Bass Pro Group, LLC Term Loan B, 6.799%, (US0001M + 5.000%), 09/25/2024	1,035,317	0.0
210,184	Belk, Inc. 2019 Term Loan B, 8.803%, (US0003M + 6.750%), 07/31/2025	148,705	0.0
1,416,997	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.491%, (US0001M + 2.750%), 02/03/2024	1,428,313	0.1
854,511	Jo-Ann Stores, Inc. 2016 Term Loan, 6.934%, (US0003M + 5.000%), 10/20/2023	604,032	0.0
1,082,058	Leslies Poolmart, Inc. 2016 Term Loan, 5.344%, (US0001M + 3.500%), 08/16/2023	1,015,106	0.0
1,370,851	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.941%, (US0001M + 3.250%), 04/09/2025	1,110,390	0.1
240,625	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.177%, (US0003M + 3.250%), 01/26/2023	205,208	0.0
		5,749,837	0.2

	Steel: 0.0%
1,137,072	GrafTech Finance, Inc. 2018 Term Loan B, 5.299%, (US0001M + 3.500%), 02/12/2025	1,135,622	0.0

	Surface Transport: 0.1%
1,890,296	Navistar International Corporation 2017 1st Lien Term Loan B, 5.240%, (US0001M + 3.500%), 11/06/2024	1,887,933	0.1
789,201	PODS, LLC 2018 1st Lien Term Loan, 4.490%, (US0001M + 2.750%), 12/06/2024	794,256	0.0
746,969	Savage Enterprises LLC 2018 1st Lien Term Loan B, 5.740%, (US0001M + 4.000%), 08/01/2025	757,641	0.0
		3,439,830	0.1

	Technology: 0.1%
1,858,994	Misys (Finastra) - Term Loan B 1L, 5.696%, (US0006M + 3.500%), 06/13/2024	1,850,474	0.1

	Telecommunications: 0.8%
540,851	Altice Financing SA USD 2017 1st Lien Term Loan, 4.515%, (US0001M + 2.750%), 01/31/2026	539,161	0.0
185,000	Asurion LLC 2017 2nd Lien Term Loan, 8.299%, (US0001M + 6.500%), 08/04/2025	187,729	0.0
188,163	Asurion LLC 2017 Term Loan B4, 4.799%, (US0001M + 3.000%), 08/04/2022	189,527	0.0
2,978,682	Asurion LLC 2018 Term Loan B6, 4.799%, (US0001M + 3.000%), 11/03/2023	3,000,713	0.1
3,226,798	Asurion LLC 2018 Term Loan B7, 4.799%, (US0001M + 3.000%), 11/03/2024	3,248,311	0.1
850,004	Avaya, Inc. 2018 Term Loan B, 5.990%, (US0001M + 4.250%), 12/15/2024	836,191	0.0
3,621,525	CenturyLink, Inc. 2017 Term Loan B, 4.549%, (US0001M + 2.750%), 01/31/2025	3,640,640	0.1
1,805,475	CommScope, Inc. 2019 Term Loan B, 5.049%, (US0001M + 3.250%), 04/06/2026	1,819,459	0.1
720,000	Connect Finco Sarl Term Loan B, 6.406%, (US0003M + 4.500%), 12/11/2026	726,570	0.0
1,238,541	Consolidated Communications, Inc. 2016 Term Loan B, 4.800%, (US0001M + 3.000%), 10/04/2023	1,179,091	0.1
1,286,524	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.445%, (US0003M + 3.500%), 08/01/2024	1,075,855	0.1
675,137	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.049%, (US0001M + 4.250%), 11/29/2025	616,906	0.0
120,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.049%, (US0001M + 8.250%), 11/29/2026	104,250	0.0
1,238,061	GTT Communications, Inc. 2018 USD Term Loan B, 4.550%, (US0001M + 2.750%), 05/31/2025	1,034,812	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications: (continued)
470,000	Iridium Satellite LLC Term Loan, 5.542%, (US0001M + 3.750%), 11/04/2026	$476,756	0.0
1,131,488	Level 3 Financing Inc. 2019 Term Loan B, 3.549%, (US0001M + 1.750%), 03/01/2027	1,138,795	0.1
394,460	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.299%, (US0001M + 4.500%), 11/01/2024	293,873	0.0
643,972	Speedcast International Limited Term Loan B, 4.695%, (US0003M + 2.750%), 05/15/2025	499,078	0.0
1,037,584	Sprint Communications, Inc. 1st Lien Term Loan B, 4.313%, (US0001M + 2.500%), 02/02/2024	1,030,768	0.0
493,583	Sprint Communications, Inc. 2018 Term Loan B, 4.813%, (US0001M + 3.000%), 02/02/2024	492,960	0.0
305,000	Telenet Financing USD LLC USD Term Loan AN, 3.990%, (US0001M + 2.250%), 08/15/2026	307,192	0.0
		22,438,637	0.8

	Utilities: 0.2%
859,345	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.299%, (US0001M + 2.500%), 01/15/2025	864,179	0.1
1,745,625	Calpine Corporation 2019 Term Loan B10, 4.299%, (US0001M + 2.500%), 08/12/2026	1,758,354	0.1
348,984	Heritage Power LLC Term Loan B, 8.205%, (US0006M + 6.000%), 07/30/2026	335,025	0.0
367,674	LMBE-MC Holdco II LLC Term Loan B, 5.945%, (US0003M + 4.000%), 12/03/2025	365,835	0.0
725,691	Nautilus Power, LLC Term Loan B, 6.049%, (US0001M + 4.250%), 05/16/2024	725,691	0.0
651,725	Sabre Industries, Inc. 2019 Term Loan B, 6.035%, (US0001M + 4.250%), 04/15/2026	657,021	0.0
		4,706,105	0.2

	Total Bank Loans (Cost $347,669,667)	346,209,279	11.9

CONVERTIBLE BONDS/NOTES: 0.0%
	Communications: 0.0%
200,000	DISH Network Corp., 3.375%, 08/15/2026	192,880	0.0

	Total Convertible Bonds/Notes (Cost $197,825)	192,880	0.0

		Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.0%
	Total Purchased Options (Cost $328,335)	193,112	0.0

	Total Long-Term Investments (Cost $2,545,660,659)	2,593,889,272	88.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.7%
	Repurchase Agreements: 0.3%
2,091,369 (13)	Bank of Montreal, Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $2,091,549, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $2,133,196, due 04/20/49-12/01/49)	2,091,369	0.1
619,614 (13)	Citadel Securities LLC, Repurchase Agreement dated 12/31/19, 1.60%, due 01/02/20 (Repurchase Amount $619,668, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $632,062, due 01/15/20-11/15/48)	619,614	0.0
2,091,369 (13)	Citigroup, Inc., Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $2,091,549, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,133,196, due 02/13/20-09/20/69)	2,091,369	0.1

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: (continued)
2,091,369 (13)	HSBC Securities USA, Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $2,091,549, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $2,133,196, due 07/20/47-06/20/48)	$2,091,369	0.0
2,091,369 (13)	Jefferies LLC, Repurchase Agreement dated 12/31/19, 1.58%, due 01/02/20 (Repurchase Amount $2,091,550, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $2,133,197, due 01/28/20-05/15/27)	2,091,369	0.1

	Total Repurchase Agreements (Cost $8,985,090)	8,985,090	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 15.4%
17,847,416 (14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.520%	17,847,416	0.6
430,289,000 (14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500%	430,289,000	14.8
	Total Mutual Funds (Cost $448,136,416)	448,136,416	15.4

	Total Short-Term Investments (Cost $457,121,506)	457,121,506	15.7

	Total Investments in Securities (Cost $3,002,782,165)	$3,051,010,778	104.5
	Liabilities in Excess of Other Assets	(132,207,998)	(4.5)
	Net Assets	$2,918,802,780	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2019.
(7)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2019.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(11)	Settlement is on a when-issued or delayed-delivery basis.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of December 31, 2019.

Currency Abbreviations:
BRL	Brazilian Real
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Purchased Options	$–	$193,112	$–	$193,112
Corporate Bonds/Notes	–	336,424,023	–	336,424,023
Collateralized Mortgage Obligations	–	765,516,408	–	765,516,408
Asset-Backed Securities	–	315,071,736	–	315,071,736
Bank Loans	–	346,209,279	–	346,209,279
U.S. Government Agency Obligations	–	161,399,315	–	161,399,315
Sovereign Bonds	–	82,970,678	–	82,970,678
Commercial Mortgage-Backed Securities	–	558,106,596	–	558,106,596
Convertible Bonds/Notes	–	192,880	–	192,880
U.S. Treasury Obligations	–	27,805,245	–	27,805,245
Short-Term Investments	448,136,416	8,985,090	–	457,121,506
Total Investments, at fair value	$448,136,416	$2,602,874,362	$-	$3,051,010,778
Other Financial Instruments+
Centrally Cleared Swaps	–	1,567,091	–	1,567,091
Forward Foreign Currency Contracts	–	12,587,182	–	12,587,182
Futures	4,678,169	–	–	4,678,169
Total Assets	$452,814,585	$2,617,028,635	$–	$3,069,843,220
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,232,551)	$–	$(1,232,551)
Forward Foreign Currency Contracts	–	(8,416,023)	–	(8,416,023)
Forward Premium Swaptions	–	(330,783)	–	(330,783)
Futures	(233,115)	–	–	(233,115)
Volatility Swaps	–	(423,449)	–	(423,449)
Written Options	–	(10,340)	–	(10,340)
Total Liabilities	$(233,115)	$(10,413,146)	$–	$(10,646,261)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 11,957,000	SEK 111,631,136	Barclays Bank PLC	01/17/20	$32,501
EUR 18,564,038	USD 20,649,000	Barclays Bank PLC	01/17/20	193,049
NZD 31,491,301	USD 21,007,000	Barclays Bank PLC	01/17/20	197,513
USD 15,424,000	GBP 11,843,506	Barclays Bank PLC	01/17/20	(270,512)
AUD 33,215,530	USD 23,067,000	Barclays Bank PLC	01/17/20	250,536
USD 281,000	RUB 18,029,353	Barclays Bank PLC	02/07/20	(8,203)
MYR 131,109	USD 31,703	Barclays Bank PLC	02/07/20	420
MXN 164,119	USD 8,444	Barclays Bank PLC	02/07/20	189
IDR 3,448,617,684	USD 244,956	Barclays Bank PLC	02/07/20	3,617
USD 70,519	HUF 20,830,886	Barclays Bank PLC	02/07/20	(205)
USD 6,864,544	PEN 22,973,859	Barclays Bank PLC	02/07/20	(61,413)
USD 9,243,617	RUB 592,801,478	Barclays Bank PLC	02/07/20	(265,312)
COP 69,540,774	USD 20,868	Barclays Bank PLC	02/07/20	259
ZAR 180,127	USD 12,062	Barclays Bank PLC	02/07/20	738
NOK 399,619,499	USD 43,711,006	BNP Paribas	01/17/20	1,810,349
SEK 854,470,007	USD 89,942,717	BNP Paribas	01/17/20	1,348,880
TRY 74,344	USD 12,612	BNP Paribas	02/07/20	(229)
USD 29,663	PHP 1,499,125	BNP Paribas	02/07/20	118
USD 109,415	PLN 419,722	BNP Paribas	02/07/20	(1,229)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,356	MXN 25,889	BNP Paribas	02/07/20	$(6)
USD 17,655,546	BRL 71,141,331	BNP Paribas	02/07/20	(9,997)
USD 14,737,000	CHF 14,437,809	Brown Brothers Harriman & Co.	01/17/20	(196,603)
GBP 30,134,837	USD 39,683,000	Brown Brothers Harriman & Co.	01/17/20	250,410
EUR 9,504,058	USD 10,554,000	Brown Brothers Harriman & Co.	01/17/20	116,311
EUR 10,661,395	USD 11,849,000	Brown Brothers Harriman & Co.	01/17/20	120,665
CHF 48,427,198	USD 49,070,214	Brown Brothers Harriman & Co.	01/17/20	1,019,970
CHF 14,905,860	USD 15,184,000	Brown Brothers Harriman & Co.	01/17/20	233,726
NZD 18,300,590	USD 12,052,000	Brown Brothers Harriman & Co.	01/17/20	270,612
CHF 14,795,217	USD 15,089,000	Brown Brothers Harriman & Co.	01/17/20	214,284
USD 6,533,000	NZD 9,704,642	Brown Brothers Harriman & Co.	01/17/20	33,675
AUD 16,742,322	USD 11,419,000	Brown Brothers Harriman & Co.	01/17/20	334,228
AUD 26,382,653	USD 18,140,000	Brown Brothers Harriman & Co.	01/17/20	380,809
USD 13,880,000	SEK 130,522,731	Brown Brothers Harriman & Co.	01/17/20	(65,052)
USD 28,113,000	CAD 37,054,902	Brown Brothers Harriman & Co.	01/17/20	(424,753)
USD 31,425,000	NOK 276,999,779	Brown Brothers Harriman & Co.	01/17/20	(128,528)
SEK 139,997,977	USD 14,993,000	Brown Brothers Harriman & Co.	01/17/20	(35,612)
SEK 141,676,399	USD 15,083,000	Brown Brothers Harriman & Co.	01/17/20	53,710
USD 29,161,000	GBP 22,255,362	Brown Brothers Harriman & Co.	01/17/20	(330,863)
USD 40,525,000	CAD 52,891,487	Brown Brothers Harriman & Co.	01/17/20	(209,265)
USD 11,354,000	JPY 1,230,759,975	Brown Brothers Harriman & Co.	01/17/20	17,797
USD 14,771,000	CHF 14,477,264	Brown Brothers Harriman & Co.	01/17/20	(203,412)
USD 14,859,000	CHF 14,531,627	Brown Brothers Harriman & Co.	01/17/20	(171,641)
USD 12,541,000	CAD 16,501,786	Brown Brothers Harriman & Co.	01/17/20	(167,815)
CAD 47,387,296	USD 35,757,925	Brown Brothers Harriman & Co.	01/17/20	737,299
GBP 5,555,620	USD 7,345,000	Citibank N.A.	01/17/20	17,073
ILS 120,173	USD 34,491	Citibank N.A.	02/07/20	371
CZK 943,369	USD 41,109	Citibank N.A.	02/07/20	505
CLP 44,100,907	USD 59,120	Citibank N.A.	02/07/20	(445)
USD 3,366,103	MXN 64,479,702	Citibank N.A.	02/07/20	(25,649)
USD 3,322,338	MXN 64,149,175	Citibank N.A.	02/07/20	(52,028)
RUB 20,141,334	USD 314,119	HSBC Bank USA N.A.	02/07/20	8,961
USD 7,103,955	IDR 100,279,433,384	JPMorgan Chase Bank N.A.	02/07/20	(124,086)
SEK 56,851,389	USD 6,054,000	Morgan Stanley Capital Services LLC	01/17/20	20,004
SEK 140,257,399	USD 14,888,000	Morgan Stanley Capital Services LLC	01/17/20	97,104
USD 44,033,000	CHF 43,116,339	Morgan Stanley Capital Services LLC	01/17/20	(563,951)
EUR 9,272,526	USD 10,283,000	Morgan Stanley Capital Services LLC	01/17/20	127,367
AUD 9,515,928	USD 6,562,000	Morgan Stanley Capital Services LLC	01/17/20	118,248
CHF 30,488,521	USD 31,509,000	State Street Bank and Trust Co.	01/17/20	26,495
USD 17,891,000	JPY 1,950,687,039	State Street Bank and Trust Co.	01/17/20	(76,259)
USD 5,452,000	JPY 594,128,974	State Street Bank and Trust Co.	01/17/20	(20,364)
EUR 106,352,773	USD 118,027,000	State Street Bank and Trust Co.	01/17/20	1,376,426
USD 14,341,000	JPY 1,554,167,728	State Street Bank and Trust Co.	01/17/20	25,974
USD 25,064,000	CAD 33,040,124	State Street Bank and Trust Co.	01/17/20	(381,780)
EUR 96,862,114	USD 108,287,000	State Street Bank and Trust Co.	01/17/20	461,159
USD 7,236,000	CAD 9,568,040	State Street Bank and Trust Co.	01/17/20	(132,805)
USD 6,750,000	CAD 8,926,942	State Street Bank and Trust Co.	01/17/20	(125,066)
USD 16,494,000	AUD 24,123,780	State Street Bank and Trust Co.	01/17/20	(441,064)
USD 29,728,471	GBP 22,566,142	State Street Bank and Trust Co.	01/17/20	(175,225)
USD 95,352,262	EUR 85,879,743	State Street Bank and Trust Co.	01/17/20	(1,065,869)
USD 27,576,353	AUD 40,380,596	State Street Bank and Trust Co.	01/17/20	(771,110)
EUR 19,021,947	USD 21,327,000	State Street Bank and Trust Co.	01/17/20	29,149
GBP 20,441,694	USD 26,838,000	State Street Bank and Trust Co.	01/17/20	250,467
USD 106,414,000	EUR 95,262,044	State Street Bank and Trust Co.	01/17/20	(537,743)
JPY 3,419,047,264	USD 31,600,204	State Street Bank and Trust Co.	01/17/20	(108,269)
NOK 337,828,927	USD 37,139,000	State Street Bank and Trust Co.	01/17/20	1,343,683
USD 19,460,000	SEK 182,468,848	State Street Bank and Trust Co.	01/17/20	(34,976)
USD 7,096,000	CHF 6,978,015	State Street Bank and Trust Co.	01/17/20	(121,639)
USD 18,807,000	CAD 24,711,302	State Street Bank and Trust Co.	01/17/20	(224,356)
CHF 14,678,326	USD 15,011,000	State Street Bank and Trust Co.	01/17/20	171,379
USD 23,994,000	AUD 34,264,426	State Street Bank and Trust Co.	01/17/20	(59,869)
USD 43,590,000	SEK 407,142,151	State Street Bank and Trust Co.	01/17/20	90,922
USD 10,841,000	GBP 8,359,873	State Street Bank and Trust Co.	01/17/20	(237,150)
USD 10,460,000	GBP 8,078,861	State Street Bank and Trust Co.	01/17/20	(245,764)
USD 10,428,000	GBP 8,005,398	State Street Bank and Trust Co.	01/17/20	(180,414)
USD 12,505,000	CAD 16,385,910	State Street Bank and Trust Co.	01/17/20	(114,574)
AUD 20,564,032	USD 14,128,000	State Street Bank and Trust Co.	01/17/20	308,096
CHF 11,461,519	USD 11,852,000	State Street Bank and Trust Co.	01/17/20	(44,918)
USD 14,789,000	SEK 138,259,340	State Street Bank and Trust Co.	01/17/20	17,369
JPY 2,431,269,139	USD 22,351,000	State Street Bank and Trust Co.	01/17/20	42,773
NZD 24,140,368	USD 15,822,807	State Street Bank and Trust Co.	01/17/20	431,992
				$4,171,159

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

At December 31, 2019, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	842	03/31/20	$181,451,000	$(77,770)
U.S. Treasury 5-Year Note	183	03/31/20	21,705,516	(75,617)
U.S. Treasury Long Bond	25	03/20/20	3,897,656	(79,728)
			$207,054,172	$(233,115)
Short Contracts:
U.S. Treasury 10-Year Note	(1,353)	03/20/20	(173,754,797)	1,907,754
U.S. Treasury Ultra 10-Year Note	(805)	03/20/20	(113,266,016)	1,452,847
U.S. Treasury Ultra Long Bond	(241)	03/20/20	(43,779,156)	1,317,568
			$(330,799,969)	$4,678,169

At December 31, 2019, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	78,922,000	$(12,062,805)	$(254,612)
						$(12,062,805)	$(254,612)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Sell	5.000	12/20/24	USD	31,567,140	3,041,021	933,548
						3,041,021	$933,548

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At December 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.596%	Semi-Annual	04/11/20	USD	90,000,000	$170,414	$170,414
Pay	3-month USD-LIBOR	Quarterly	2.026	Semi-Annual	03/12/22	USD	258,000	1,955	1,955
Pay	3-month USD-LIBOR	Quarterly	2.246	Semi-Annual	03/12/25	USD	49,000	1,265	1,265
Pay	3-month USD-LIBOR	Quarterly	2.238	Semi-Annual	03/09/26	USD	20,892,000	459,909	459,909
Receive	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	04/13/20	USD	23,800,000	(46,582)	(46,582)
Receive	3-month USD-LIBOR	Quarterly	1.923	Semi-Annual	03/20/22	USD	575,000	(3,084)	(3,084)
Receive	3-month USD-LIBOR	Quarterly	2.839	Semi-Annual	04/11/28	USD	12,000,000	(928,273)	(928,273)
								$(344,396)	$(344,396)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

At December 31, 2019, the following over-the-counter volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. JPY Spot Exchange Rate	5.800%	Citibank N.A.	01/27/20	USD	262,000	$(300,112)	$(300,112)
Receive	USD vs. CAD Spot Exchange Rate	4.050%	Citibank N.A.	01/09/20	USD	277,000	(42,183)	(42,183)
Receive	USD vs. CAD Spot Exchange Rate	4.100%	Morgan Stanley Capital Services LLC	01/08/20	USD	277,000	(81,154)	(81,154)
							$(423,449)	$(423,449)

At December 31, 2019, the following over-the-counter purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call USD vs. Put JPY	BNP Paribas	02/26/20	108.500	USD	23,850,000	$160,192	$189,069
Put USD vs. Call JPY	BNP Paribas	02/26/20	97.000	USD	35,775,000	168,143	4,043
						$328,335	$193,112

At December 31, 2019, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Put USD vs. Call JPY	BNP Paribas	02/26/20	100.000	USD	35,775,000	$292,560	$(10,340)
						$292,560	$(10,340)

At December 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/(payable) at expiration(3)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.070%	Receive	3-month USD-LIBOR	03/16/20	USD 31,026,000	$(1,573,018)	$(34,251)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD 39,324,000	(201,732)	(66,927)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD 86,507,500	(4,286,447)	(7,737)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD 68,465,000	(3,625,222)	(221,868)
							$(9,686,419)	$(330,783)

PORTFOLIO OF INVESTMENTS
Voya Strategic Income Opportunities Fund	as of December 31, 2019 (Unaudited) (Continued)

(1)	Payments made at maturity date.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,992,766,430.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$83,067,893
Gross Unrealized Depreciation	(26,884,332)
Net Unrealized Appreciation	$56,183,561